UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

(415) 670-2000

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 31.68%

AGRICULTURAL & FARM MACHINERY — 3.12%
AGCO Corp.	8,276	$519,733
CNH Industrial NV	121,954	1,092,708
Deere & Co.	35,505	3,800,810

		5,413,251

AGRICULTURAL PRODUCTS — 2.93%
Archer-Daniels-Midland Co.	63,211	2,797,719
Bunge Ltd.	15,320	1,060,297
Fresh Del Monte Produce Inc.	3,649	208,905
Ingredion Inc.	7,954	1,019,624

		5,086,545

ALUMINUM — 0.08%
Aluminum Corp. of China Ltd.[a]	8,245	106,278
Constellium NVa	4,740	35,550

		141,828

COAL & CONSUMABLE FUELS — 0.01%
Cameco Corp.	521	6,643
Yanzhou Coal Mining Co. Ltd.	234	1,799

		8,442

COPPER — 0.63%
Freeport-McMoRan Inc.[a]	63,318	1,054,245
Nevsun Resources Ltd.	15,176	47,956

		1,102,201

DIVERSIFIED METALS & MINING — 5.94%
BHP Billiton Ltd. ADR	91,082	3,760,776
BHP Billiton PLC	59,944	2,193,351
Ferroglobe PLC	3,698	38,866
HudBay Minerals Inc.	13,375	104,994
Northern Dynasty Minerals Ltd.[a,b]	14,992	43,477
Rio Tinto PLC ADR	68,864	3,084,418
Teck Resources Ltd. Class B	26,395	647,733
Turquoise Hill Resources Ltd.[a]	56,118	202,586
Vedanta Ltd. ADR	15,594	230,791

		10,306,992

FERTILIZERS & AGRICULTURAL CHEMICALS — 9.39%
Agrium Inc.	15,071	1,550,957
CF Industries Holdings Inc.	25,426	897,283
FMC Corp.	14,598	878,216
Israel Chemicals Ltd.[a,b]	55,775	256,565
Monsanto Co.	47,771	5,174,077
Mosaic Co. (The)	38,201	1,198,365
Potash Corp. of Saskatchewan Inc.	91,581	1,703,407
Sociedad Quimica y Minera de Chile SA ADR	10,115	326,917

Security	Shares	Value
Syngenta AG ADR	50,787	$4,318,926

		16,304,713

FOREST PRODUCTS — 0.08%
Deltic Timber Corp.	857	65,106
Norbord Inc.[a]	3,256	80,814

		145,920

GOLD — 3.23%
Agnico Eagle Mines Ltd.	9,967	475,426
Alamos Gold Inc. Class A	11,787	88,402
AngloGold Ashanti Ltd.[a]	18,106	230,127
Asanko Gold Inc.[a]	8,912	32,796
B2Gold Corp.[a]	42,191	129,104
Barrick Gold Corp.	51,566	950,877
Cia. de Minas Buenaventura SAA ADR	8,153	112,430
Eldorado Gold Corp.[a]	31,632	111,661
Franco-Nevada Corp.	7,888	513,036
Gold Fields Ltd.	33,004	115,844
Goldcorp Inc.	37,771	610,757
Harmony Gold Mining Co. Ltd.	16,356	41,708
IAMGOLD Corp.[a]	19,894	91,910
Kinross Gold Corp.[a]	55,244	215,452
Klondex Mines Ltd.[a]	6,590	32,620
New Gold Inc.[a]	22,655	60,489
Newmont Mining Corp.	23,484	852,000
NovaGold Resources Inc.[a]	9,608	51,115
Osisko Gold Royalties Ltd.[a]	4,709	51,799
Pretium Resources Inc.[a]	6,585	71,118
Randgold Resources Ltd. ADR	4,151	352,586
Sandstorm Gold Ltd.[a]	6,725	29,725
Sibanye Gold Ltd.	7,172	64,978
Silver Standard Resources Inc.[a]	5,275	55,757
Tahoe Resources Inc.	13,729	125,483
Yamana Gold Inc.	41,830	138,457

		5,605,657

INTEGRATED OIL & GAS — 1.05%
BP PLC ADR	4,527	162,881
Cenovus Energy Inc.	1,198	16,329
Chevron Corp.	2,728	303,763
China Petroleum & Chemical Corp.	370	29,615
Ecopetrol SA ADR[a]	374	3,516
Eni SpA	1,932	59,718
Exxon Mobil Corp.	5,980	501,662
Imperial Oil Ltd.	369	12,133
Occidental Petroleum Corp.	1,099	74,479
PetroChina Co. Ltd.	304	24,165
Petroleo Brasileiro SA ADR[a]	2,140	21,956

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Security	Shares	Value
Royal Dutch Shell PLC Class A ADR	3,161	$171,927
Royal Dutch Shell PLC Class B ADR	2,711	155,801
Statoil ASA	1,529	28,546
Suncor Energy Inc.	2,395	74,341
Total SA ADR	3,655	184,797
YPF SA ADR	268	5,808

		1,831,437

OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	390	4,259
Helmerich & Payne Inc.	138	9,820
Nabors Industries Ltd.	369	5,996
Noble Corp. PLC	316	2,133
Precision Drilling Corp.[a]	375	2,115
Rowan Companies PLC Class Aa	164	2,939
Seadrill Ltd.[a,b]	453	847
Transocean Ltd.[a]	503	7,027

		35,136

OIL & GAS EQUIPMENT & SERVICES — 0.19%
Amec Foster Wheeler PLC ADR	543	3,030
Baker Hughes Inc.	581	36,650
Core Laboratories NV	65	7,594
Frank’s International NV	47	557
Halliburton Co.	1,192	67,431
McDermott International Inc.[a]	344	2,786
National Oilwell Varco Inc.	525	19,850
Schlumberger Ltd.	1,925	161,142
TechnipFMC PLC[a]	328	11,027
Tenaris SA ADR	329	11,528
Weatherford International PLC[a,b]	1,375	7,164

		328,759

OIL & GAS EXPLORATION & PRODUCTION — 0.39%
Advantage Oil & Gas Ltd.[a]	243	1,555
Anadarko Petroleum Corp.	828	57,571
Antero Resources Corp.[a]	215	5,248
Apache Corp.	561	33,559
Baytex Energy Corp.[a,b]	275	1,100
Cabot Oil & Gas Corp.	683	14,671
Canadian Natural Resources Ltd.	1,625	49,124
Cimarex Energy Co.	138	18,659
CNOOC Ltd.	242	30,451
Concho Resources Inc.[a]	218	30,398
ConocoPhillips	1,841	89,767
Continental Resources Inc./OKa,b	123	5,973
Crescent Point Energy Corp.	781	9,114
Devon Energy Corp.	775	35,293
Diamondback Energy Inc.[a,b]	137	14,408

Security	Shares	Value
Encana Corp.	1,430	$18,247
Enerplus Corp.	322	2,875
EOG Resources Inc.	849	86,241
EQT Corp.	255	15,461
Hess Corp.	392	21,239
Kosmos Energy Ltd.[a]	211	1,380
Marathon Oil Corp.	1,248	20,904
Murphy Oil Corp.	236	6,823
Newfield Exploration Co.[a]	289	11,583
Noble Energy Inc.	628	24,969
Pengrowth Energy Corp.[a]	654	818
Penn West Petroleum Ltd.[a]	739	1,264
Pioneer Natural Resources Co.	250	45,057
Range Resources Corp.	273	8,829
Southwestern Energy Co.[a]	727	6,550
Vermilion Energy Inc.	178	7,332

		676,463

OIL & GAS REFINING & MARKETING — 0.09%
Cosan Ltd.	213	1,742
HollyFrontier Corp.	245	7,098
Marathon Petroleum Corp.	736	35,365
Phillips 66	623	50,849
Tesoro Corp.	166	13,421
Valero Energy Corp.	630	41,429

		149,904

OIL & GAS STORAGE & TRANSPORTATION — 0.19%
Cheniere Energy Inc.[a]	327	15,582
Enbridge Inc.	1,276	54,358
Euronav SAa	142	1,115
Frontline Ltd./Bermuda	73	507
GasLog Ltd.	49	818
Golar LNG Ltd.[b]	123	3,181
Kinder Morgan Inc./DE	2,621	58,553
Navigator Holdings Ltd.[a]	39	450
Nordic American Tankers Ltd.[b]	121	1,045
ONEOK Inc.	285	15,706
Pembina Pipeline Corp.	536	16,621
Plains GP Holdings LP Class A	125	4,056
Scorpio Tankers Inc.	194	743
Ship Finance International Ltd.	74	1,110
Spectra Energy Corp.	958	39,901
Targa Resources Corp.	246	14,175
TransCanada Corp.	1,174	55,436
Transportadora de Gas del Sur SA ADR	57	596
Ultrapar Participacoes SA ADR	574	12,020
Williams Companies Inc. (The)	928	26,763

		322,736

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Security	Shares	Value

PAPER PACKAGING — 2.37%
International Paper Co.	33,340	$1,887,044
Packaging Corp. of America	7,571	697,895
Sonoco Products Co.	8,096	444,875
WestRock Co.	20,359	1,086,356

		4,116,170

PAPER PRODUCTS — 0.20%
Fibria Celulose SA ADR	18,474	170,330
KapStone Paper and Packaging Corp.	7,115	170,618

		340,948

PRECIOUS METALS & MINERALS — 0.04%
Dominion Diamond Corp.	4,325	43,293
Mountain Province Diamonds[a]	6,106	25,951

		69,244

SILVER — 0.40%
First Majestic Silver Corp.[a,b]	7,113	68,285
Fortuna Silver Mines Inc.[a]	6,312	39,387
MAG Silver Corp.[a]	3,033	43,129
Pan American Silver Corp.	6,585	128,605
Silver Wheaton Corp.[b]	19,139	423,546

		702,952

SPECIALIZED REITS — 1.33%
Potlatch Corp.	3,299	135,919
Rayonier Inc.	9,949	277,477
Weyerhaeuser Co.	60,651	1,900,196

		2,313,592

TOTAL COMMON STOCKS (Cost: $54,259,665)		55,002,890

PREFERRED STOCKS — 0.02%

BRAZIL — 0.02%
Petroleo Brasileiro SA ADR[a]	2,940	27,960

		27,960

TOTAL PREFERRED STOCKS (Cost: $26,787)		27,960

SHORT-TERM INVESTMENTS — 67.07%

CERTIFICATES OF DEPOSIT — 6.33%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.20%, 03/16/17	6,000,000	6,002,963
Versailles CDS LLC
1.10%, 04/24/17	5,000,000	4,985,417

Security	Shares	Value

TOTAL CERTIFICATES OF DEPOSIT (Cost: $10,987,472)		$10,988,380

COMMERCIAL PAPER[c] — 48.59%
Alpine Securitization Ltd.
1.08%, 02/03/17	3,900,000	3,899,781
Antalis SA
1.15%, 04/07/17	3,700,000	3,693,691
Atlantic Asset Securitization LLC Atlantic Asset Securitization
1.05%, 02/21/17	5,000,000	4,997,462
Bank of Montreal
1.19%, 08/16/17	6,000,000	5,997,354
Barton Capital Corp.
0.95%, 02/06/17	2,000,000	1,999,745
Becton Dickinson and Co.
1.00%, 02/06/17	4,000,000	3,999,367
Clorox Co. (The)
0.95%, 02/06/17	4,000,000	3,999,367
Coca-Cola Co. (The)
1.02%, 09/25/17	2,000,000	1,984,872
Collateralized Commercial Paper Co., LLC
1.15%, 05/03/17	4,500,000	4,487,845
DBS Bank Ltd.
1.08%, 03/20/17	3,200,000	3,196,928
Ford Motor Credit Co. LLC
1.07%, 03/20/17	5,500,000	5,491,860
Gotham Funding Corp.
1.07%, 02/03/17	2,000,000	1,999,888
Liberty Funding LLC
1.10%, 03/06/17	4,585,000	4,581,479
Macquarie Bank Ltd.
1.10%, 04/18/17	2,500,000	2,494,401
National Australia Bank Ltd.
1.16%, 07/28/17	1,700,000	1,690,300
Nissan Motor Acceptance Corp.
0.95%, 03/03/17	6,550,000	6,544,123
Philip Morris International Inc.
0.87%, 03/27/17	5,000,000	4,994,408
Standard Chartered Bank
1.09%, 04/05/17	4,000,000	3,993,792
Starbird Funding Corp.
1.33%, 03/06/17	6,000,000	5,994,940
Time Warner Inc.
1.03%, 02/06/17	4,000,000	3,999,367
Victory Receivables Corp.
0.82%, 02/23/17	4,328,000	4,325,299

TOTAL COMMERCIAL PAPER (Cost: $84,362,940)		84,366,269

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Security	Shares	Value

MONEY MARKET FUNDS — 6.83%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.97%[d,e,f]	251,780	$251,856
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[d,e]	11,616,216	11,616,216

		11,868,072

U.S. GOVERNMENT OBLIGATIONS — 5.32%
U.S. Treasury Bill[c]
0.50%, 03/09/17	9,250,000	9,245,643

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,245,412)		9,245,643

TOTAL SHORT-TERM INVESTMENTS (Cost: $116,463,867)		116,468,364

TOTAL INVESTMENTS IN SECURITIES — 98.77% (Cost: $170,750,319)[g]		171,499,214
Other Assets, Less Liabilities — 1.23%		2,133,376

NET ASSETS — 100.00%		$173,632,590

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Rates shown are discount rates paid at the time of purchase.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $170,754,294. Net unrealized appreciation was $744,920, of which $3,131,157 represented gross unrealized appreciation on securities and $2,386,237 represented gross unrealized depreciation on securities.

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of January 31, 2017 were as follows:a

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Aluminum	24	Apr.2017	London Metal	$1,055,890	$1,090,800	$34,910
Brent Crude Oil	435	Nov.2017	New York Mercantile	24,797,120	24,594,900	(202,220)
Cattle Feeder	16	Mar.2017	Chicago Mercantile	990,807	982,200	(8,607)
Cocoa	20	May.2017	ICE Futures U.S.	444,824	420,400	(24,424)
Coffee	22	Sep.2017	ICE Futures U.S.	1,278,060	1,291,538	13,477
Copper	10	Sep.2017	London Metal	1,436,861	1,501,563	64,702
Corn	323	Jul.2017	Chicago Board of Trade	5,982,001	6,036,062	54,062
Cotton	51	May.2017	ICE Futures U.S.	1,863,992	1,927,800	63,808
Gasoline RBOB	91	Oct.2017	NYMEX	6,157,540	6,068,572	(88,969)
Gold	11	Jun. 2017	COMEX	1,316,308	1,335,950	19,642
KC HRW Wheat	48	Jul.2017	Chicago Board of Trade	1,076,294	1,090,200	13,906
Lead	5	Sep.2017	London Metal	272,033	298,000	25,967
Lean Hogs	69	Aug.2017	Chicago Mercantile	2,122,319	2,132,790	10,471
Live Cattle	95	Jun. 2017	Chicago Mercantile	3,530,775	3,959,600	428,825
Low Sulphur Gasoil	147	Jun.2017	ICE Futures U.S.	7,210,839	7,405,125	194,285
Natural Gas	194	Apr. 2017	New York Mercantile	5,947,796	6,140,100	192,304
Nickel	3	Sep.2017	London Metal	188,233	180,774	(7,459)
NY Harbor ULSD	88	Apr. 2017	NYSE	5,645,225	6,053,309	408,084
Silver	2	Sep.2017	COMEX	171,482	177,320	5,838
Soybean	87	Jul.2017	Chicago Board of Trade	4,401,087	4,532,700	131,613
Sugar	143	Jul. 2017	ICE Futures U.S.	3,200,675	3,235,232	34,557
Wheat	177	May. 2017	Chicago Board of Trade	3,827,770	3,836,475	8,705
WTI Crude Oil	614	Oct.2017	ICE Futures Europe	34,406,163	33,868,240	(537,923)
Zinc	6	Aug.2017	London Metal	404,292	429,788	25,495

				Net unrealized appreciation		$861,049

[a]	Represents positions held in the Subsidiary.

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$55,002,890	$—	$—	$55,002,890
Preferred stocks	27,960	—	—	27,960
Certificates of deposit	—	10,988,380	—	10,988,380
Commercial paper	—	84,366,269	—	84,366,269
U.S. government obligations	—	9,245,643	—	9,245,643
Money market funds	11,868,072	—	—	11,868,072

Total	$66,898,922	$104,600,292	$—	$171,499,214

Derivative financial instruments:[a]
Assets:
Futures contracts	$1,730,651	$—	$—	$1,730,651
Liabilities:
Futures contracts	(869,602)	—	—	(869,602)

Total	$861,049	$—	$—	$861,049

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments  (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 78.99%

ADVERTISING — 0.09%
Omnicom Group Inc.
3.63%, 05/01/22	$100	$102,838

		102,838

AEROSPACE & DEFENSE — 1.78%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	100	103,735
Harris Corp.
2.00%, 04/27/18	45	45,039
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	40	40,086
4.95%, 02/15/21 (Call 11/15/20)	200	214,728
5.20%, 10/15/19	100	107,554
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	540	544,255
3.35%, 09/15/21	200	206,210
3.55%, 01/15/26 (Call 10/15/25)	225	228,089
Northrop Grumman Corp.
1.75%, 06/01/18	200	200,426
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[b]	35	37,013
United Technologies Corp.
4.50%, 04/15/20	200	215,444

		1,942,579

AGRICULTURE — 1.80%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	50	42,688
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	152,146
2.85%, 08/09/22	150	149,789
9.25%, 08/06/19	650	764,719
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	66,565
2.75%, 02/25/26 (Call 11/25/25)	270	257,747
Reynolds American Inc.
2.30%, 06/12/18	140	140,854
4.00%, 06/12/22	100	104,468
8.13%, 06/23/19	100	113,681
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	70	71,925
7.75%, 02/15/21 (Call 03/03/17)	100	104,200

		1,968,782

Security	Principal (000s)	Value

AIRLINES — 0.09%
United Continental Holdings Inc.
5.00%, 02/01/24	$100	$99,375

		99,375

APPAREL — 0.10%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	100	104,350

		104,350

AUTO MANUFACTURERS — 2.71%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	100	100,355
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	249,842
2.46%, 03/27/20	200	198,392
5.00%, 05/15/18[a]	950	985,606
General Motors Co.
4.00%, 04/01/25[a]	100	98,687
General Motors Financial Co. Inc.
2.40%, 05/09/19	65	64,799
3.20%, 07/06/21 (Call 06/06/21)	55	54,809
3.45%, 04/10/22 (Call 02/10/22)	100	99,813
3.50%, 07/10/19	650	662,772
4.00%, 01/15/25 (Call 10/15/24)	100	98,652
4.20%, 03/01/21 (Call 02/01/21)	100	103,371
5.25%, 03/01/26 (Call 12/01/25)	60	63,590
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	180,277

		2,960,965

AUTO PARTS & EQUIPMENT — 0.51%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	100	100,750
IHO Verwaltungs GmbH 4.50% (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[a,b,c]	200	198,000
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100	105,908
ZF North America Capital Inc.
4.75%, 04/29/25[b]	150	152,505

		557,163

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value

BANKS — 18.10%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19[a]	$250	$249,228
Bank of America Corp.
1.70%, 08/25/17	100	100,137
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)	300	300,018
3.30%, 01/11/23	200	200,324
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)	200	199,100
4.25%, 10/22/26	100	100,607
5.65%, 05/01/18	250	261,305
5.88%, 01/05/21	250	278,207
7.63%, 06/01/19	400	447,980
Bank of Montreal
1.50%, 07/18/19	140	138,390
1.90%, 08/27/21	100	97,125
2.10%, 12/12/19	100	99,995
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)[a]	250	252,493
2.60%, 08/17/20 (Call 07/17/20)	120	121,487
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	249,390
2.45%, 03/22/21	100	99,611
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	200,974
BNP Paribas SA
2.40%, 12/12/18[a]	100	100,953
Capital One Financial Corp.
3.50%, 06/15/23	250	253,353
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,877
2.35%, 01/31/20 (Call 12/31/19)	250	250,680
Citigroup Inc.
1.70%, 04/27/18	100	99,837
2.05%, 12/07/18	100	100,061
2.05%, 06/07/19	100	99,658
2.50%, 09/26/18	250	252,160
2.90%, 12/08/21 (Call 11/08/21)	300	298,845
4.50%, 01/14/22	350	372,522
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	250,005
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	250,930

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	$250	$252,210
Discover Bank/Greenwood DE
2.00%, 02/21/18	250	250,202
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	201,020
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	45	43,789
2.55%, 10/23/19	250	251,768
2.63%, 01/31/19	250	252,612
2.75%, 09/15/20 (Call 08/15/20)	130	130,809
3.50%, 01/23/25 (Call 10/23/24)	300	296,685
3.50%, 11/16/26 (Call 11/16/25)[a]	75	72,944
3.75%, 02/25/26 (Call 11/25/25)	300	299,808
3.85%, 01/26/27 (Call 01/26/26)	200	199,868
5.25%, 07/27/21	700	766,199
5.95%, 01/18/18	250	260,140
HSBC Holdings PLC
3.40%, 03/08/21[a]	1,200	1,222,356
3.90%, 05/25/26	200	200,016
HSBC USA Inc.
1.50%, 11/13/17	200	199,954
1.70%, 03/05/18	180	179,968
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	350	349,713
2.55%, 03/01/21 (Call 02/01/21)	100	99,666
2.97%, 01/15/23 (Call 01/15/22)	300	298,329
3.13%, 01/23/25 (Call 10/23/24)	850	831,096
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	100	100,514
3.88%, 09/10/24	100	100,694
4.63%, 05/10/21	100	107,676
6.30%, 04/23/19	350	382,140
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	257,371
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	250	248,017
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	194,230
Morgan Stanley
2.20%, 12/07/18	550	552,107
2.38%, 07/23/19	300	301,431
2.63%, 11/17/21	100	98,649

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
3.13%, 07/27/26	$485	$460,294
3.63%, 01/20/27	200	197,158
3.75%, 02/25/23	200	205,410
3.88%, 01/27/26	400	402,596
4.88%, 11/01/22	150	160,887
Series F
5.55%, 04/27/17	300	303,103
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	100	105,486
State Street Corp.
4.96%, 03/15/18	100	103,186
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	250	249,988
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	100	98,119
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,317
1.88%, 09/07/21	250	241,850
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)	200	200,826
3.00%, 03/15/22 (Call 02/15/22)	100	101,744
Wells Fargo & Co.
2.15%, 01/15/19	250	251,285
2.50%, 03/04/21	100	99,326
3.00%, 01/22/21	100	101,475
4.48%, 01/16/24[a]	100	105,271
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	497,270
2.15%, 12/06/19	300	299,958
Westpac Banking Corp.
1.60%, 08/19/19	100	98,737
1.65%, 05/13/19	60	59,452
2.80%, 01/11/22	200	200,486

		19,767,457
BEVERAGES — 0.27%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	122,925
2.65%, 02/01/21 (Call 01/01/21)	65	65,388
3.30%, 02/01/23 (Call 12/01/22)	100	101,571

		289,884
BIOTECHNOLOGY — 0.55%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)b	50	48,375

Security	Principal (000s)	Value
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$100	$100,705
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	45,268
Biogen Inc.
2.90%, 09/15/20	30	30,440
Celgene Corp.
2.88%, 08/15/20	200	203,080
Gilead Sciences Inc.
2.35%, 02/01/20	100	100,610
2.55%, 09/01/20	75	75,671

		604,149

BUILDING MATERIALS — 0.69%
Eagle Materials Inc.
4.50%, 08/01/26 (Call 08/01/21)	100	99,531
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)[a]	100	99,750
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,800
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	95,818
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,125
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	100	103,125
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	15,488
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[a]	125	131,386
7.50%, 06/15/21	100	117,716

		755,739

CHEMICALS — 0.58%
Chemours Co. (The)
7.00%, 05/15/25 (Call 05/15/20)	100	99,650
Monsanto Co.
2.75%, 07/15/21	300	298,785
PolyOne Corp.
5.25%, 03/15/23	100	102,500
RPM International Inc.
6.13%, 10/15/19	100	109,247
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	25	24,375

		634,557

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.42%
ADT Corp. (The)
5.25%, 03/15/20	$100	$105,250
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[a,b]	40	40,000
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)[b]	25	23,456
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	36,662
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	50,625
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,783
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	30	30,263
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	151,237

		463,276

COMPUTERS — 1.88%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	95	94,845
2.85%, 02/23/23 (Call 12/23/22)	75	75,293
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	50	51,009
6.02%, 06/15/26 (Call 03/15/26)[b]	25	27,012
7.13%, 06/15/24 (Call 06/15/19)[b]	50	54,744
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	64,025
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,901
3.60%, 10/15/20 (Call 09/15/20)[a]	600	616,230
4.90%, 10/15/25 (Call 07/15/25)	100	104,268
International Business Machines Corp.
7.63%, 10/15/18	250	274,740
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[b]	100	106,250
Seagate HDD Cayman
4.25%, 03/01/22	150	149,655
4.75%, 06/01/23	50	50,085
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[b]	195	229,612

		2,049,669

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.05%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	$50	$53,265

		53,265
DISTRIBUTION & WHOLESALE — 0.10%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	100	105,375

		105,375
DIVERSIFIED FINANCIAL SERVICES — 5.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	150	159,375
Ally Financial Inc.
4.13%, 03/30/20	100	101,625
5.13%, 09/30/24	150	154,080
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,098
2.25%, 08/15/19	200	201,316
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,640
CIT Group Inc.
3.88%, 02/19/19	100	102,125
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	200,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)[b]	125	125,937
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	35	36,005
4.00%, 10/15/23	150	158,611
International Lease Finance Corp.
3.88%, 04/15/18	1,000	1,017,500
Jefferies Group LLC
4.85%, 01/15/27	100	99,968
MasterCard Inc.
2.95%, 11/21/26 (Call 08/21/26)	385	379,518
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	39,842
4.25%, 06/01/24 (Call 03/01/24)	100	102,581
5.25%, 01/16/18	200	206,698
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	229,254

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/03/17)	$100	$101,875
6.50%, 06/01/22 (Call 12/01/17)	50	49,938
Navient Corp.
5.00%, 10/26/20	100	99,250
6.13%, 03/25/24[a]	100	94,625
NFP Corp.
9.00%, 07/15/21 (Call 03/03/17)[b]	100	104,875
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	40	38,500
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	200,139
2.70%, 02/03/20 (Call 01/03/20)	650	650,975
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	202,176
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	75	75,441
3.15%, 12/14/25 (Call 09/14/25)	505	503,833

		5,772,358

ELECTRIC — 3.48%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	100	101,250
7.38%, 07/01/21 (Call 06/01/21)	200	225,000
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	100	100,305
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	52,384
Black Hills Corp.
2.50%, 01/11/19	45	45,262
3.95%, 01/15/26 (Call 07/15/25)[a]	50	50,945
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	100	97,810
Dominion Resources Inc./VA
5.20%, 08/15/19	100	107,402
Series A
1.40%, 09/15/17	100	99,937
Series B
1.60%, 08/15/19	55	54,253
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	400	391,664
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,786
3.55%, 09/15/21 (Call 06/15/21)[a]	100	103,730

Security	Principal (000s)	Value
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)	$100	$98,750
Exelon Corp.
1.55%, 06/09/17	30	29,998
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,295
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	101,072
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,802
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)[b]	300	297,750
Ohio Power Co.
Series M
5.38%, 10/01/21	100	111,329
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	98,969
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	98,488
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	150	150,678
4.15%, 09/15/21 (Call 06/15/21)	300	311,838
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	150,761
Southern Co. (The)
2.45%, 09/01/18	150	151,303
Southern Power Co.
1.85%, 12/01/17	100	100,284
1.95%, 12/15/19	90	89,521
4.15%, 12/01/25 (Call 09/01/25)[a]	50	51,750
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 03/03/17)[a,b]	100	96,750
6.50%, 06/01/25 (Call 06/01/20)[a]	45	36,338

		3,797,404

ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	50,875
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	100	99,250

		150,125

ELECTRONICS — 0.55%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	100	101,211

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Flex Ltd.
4.63%, 02/15/20	$150	$157,314
4.75%, 06/15/25 (Call 03/15/25)[a]	90	94,768
Fortive Corp.
1.80%, 06/15/19[b]	35	34,788
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	110	110,123
Tyco Electronics Group SA
6.55%, 10/01/17	100	103,489

		601,693

ENTERTAINMENT — 0.36%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	105,000
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a,b]	200	216,000
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	75	76,847

		397,847

ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
6.10%, 03/15/18	150	157,550

		157,550

FOOD — 2.68%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	79,013
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a,b]	100	103,250
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,201
Kellogg Co.
2.65%, 12/01/23	100	97,774
Kraft Heinz Foods Co.
2.00%, 07/02/18	450	450,405
2.25%, 06/05/17	100	100,350
2.80%, 07/02/20 (Call 06/02/20)	250	252,865
3.95%, 07/15/25 (Call 04/15/25)	300	303,423
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	151,195
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[b]	100	100,125
Pilgrim’s Pride Corp.

Security	Principal (000s)	Value
5.75%, 03/15/25 (Call 03/15/20)[a,b]	$100	$100,688
Post Holdings Inc.
8.00%, 07/15/25 (Call 07/15/20)[b]	25	28,125
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	150	149,129
2.60%, 10/01/20 (Call 09/01/20)	690	695,278
3.30%, 07/15/26 (Call 04/15/26)	55	53,902
3.75%, 10/01/25 (Call 07/01/25)	55	55,856
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	75	76,219

		2,922,798

FOOD SERVICE — 0.03%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[a,b]	35	36,371

		36,371

FOREST PRODUCTS & PAPER — 0.19%
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	100	99,375
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	100	108,407

		207,782

GAS — 0.18%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	102,500
5.63%, 05/20/24 (Call 03/20/24)	45	46,688
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)[b]	50	52,625

		201,813

HAND & MACHINE TOOLS — 0.08%
Stanley Black & Decker Inc.
1.62%, 11/17/18	85	84,695

		84,695

HEALTH CARE - PRODUCTS — 3.38%
Abbott Laboratories
2.00%, 03/15/20	325	321,253
2.35%, 11/22/19	535	536,947
2.55%, 03/15/22	90	87,780
2.90%, 11/30/21 (Call 10/30/21)	100	99,680
3.40%, 11/30/23 (Call 09/30/23)[a]	100	99,668

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)[a]	$250	$231,710
Becton Dickinson and Co.
1.80%, 12/15/17	116	116,297
Boston Scientific Corp.
2.85%, 05/15/20	25	25,301
3.38%, 05/15/22	150	152,707
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	150	129,750
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	45	46,969
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	85	88,188
Kinetic Concepts Inc./KCI USA Inc.
9.63%, 10/01/21 (Call 10/01/18)[b]	100	107,200
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[b]	50	45,250
St. Jude Medical Inc.
2.00%, 09/15/18	35	35,034
Stryker Corp.
1.30%, 04/01/18	650	647,504
2.00%, 03/08/19	175	175,317
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)	100	99,500
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	163,028
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/03/17)	50	49,625
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	55	55,015
2.00%, 04/01/18	150	150,306
2.70%, 04/01/20 (Call 03/01/20)	230	231,389

		3,695,418
HEALTH CARE - SERVICES — 1.33%
Aetna Inc.
1.90%, 06/07/19	55	55,137
2.40%, 06/15/21 (Call 05/15/21)	225	225,862
Anthem Inc.
2.30%, 07/15/18	100	100,557
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,672
5.63%, 02/15/21 (Call 02/15/18)	30	31,494

Security	Principal (000s)	Value
Envision Healthcare Corp.
6.25%, 12/01/24 (Call 12/01/19)[b]	$50	$52,625
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	100	106,625
HCA Inc.
3.75%, 03/15/19	100	101,750
5.38%, 02/01/25	200	204,000
Humana Inc.
2.63%, 10/01/19	50	50,382
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,393
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	50	53,062
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	145,151
UnitedHealth Group Inc.
2.13%, 03/15/21	75	74,127
2.88%, 03/15/22 (Call 12/15/21)	100	101,075
3.10%, 03/15/26	25	24,580

		1,451,492

HOME BUILDERS — 0.55%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[b]	100	101,000
DR Horton Inc.
5.75%, 08/15/23 (Call 05/15/23)	150	167,114
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	103,700
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	150	153,375
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	45,000
6.13%, 04/01/25 (Call 04/01/20)[b]	25	25,156

		595,345

HOUSEWARES — 0.14%
Newell Brands Inc.
2.15%, 10/15/18	150	150,711

		150,711

INSURANCE — 2.92%
Aflac Inc.
2.40%, 03/16/20	800	804,864
2.88%, 10/15/26 (Call 07/15/26)	200	191,136

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	$25	$24,911
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	25	26,353
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	250	240,357
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	30	30,749
5.85%, 01/16/18	250	260,060
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	100,082
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	65	65,961
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	161,522
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	25	24,958
Chubb INA Holdings Inc.
3.35%, 05/15/24	75	76,217
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,688
First American Financial Corp.
4.60%, 11/15/24	50	49,483
Markel Corp.
3.63%, 03/30/23[a]	50	50,362
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	150,708
2.35%, 03/06/20 (Call 02/06/20)	200	200,410
MetLife Inc.
4.75%, 02/08/21	150	162,667
Progressive Corp. (The)
2.45%, 01/15/27[a]	80	74,562
Radian Group Inc.
5.25%, 06/15/20	200	209,000
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	39,851
Willis Towers Watson PLC
5.75%, 03/15/21	100	109,842
XLIT Ltd.
5.75%, 10/01/21	100	111,204

		3,190,947

INTERNET — 1.47%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,608
3.60%, 11/28/24 (Call 08/28/24)	400	398,520

Security	Principal (000s)	Value
Baidu Inc.
2.75%, 06/09/19	$250	$252,175
eBay Inc.
1.35%, 07/15/17	100	100,005
2.20%, 08/01/19 (Call 07/01/19)	100	100,263
2.50%, 03/09/18	100	100,890
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	101,831
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	170	169,482
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	101,090
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)[a]	80	84,650

		1,608,514

IRON & STEEL — 0.46%
ArcelorMittal
6.50%, 03/01/21	200	218,500
10.85%, 06/01/19	75	88,031
U.S. Steel Corp.
7.38%, 04/01/20[a]	48	51,420
8.38%, 07/01/21 (Call 07/01/18)[b]	125	138,750

		496,701

LODGING — 0.23%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	100	104,500
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	33,906
6.63%, 12/15/21	100	111,500

		249,906

MACHINERY — 0.17%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	148,890
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	35,291

		184,181

MANUFACTURING — 0.67%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	150	140,542
Bombardier Inc.
8.75%, 12/01/21[b]	50	54,063

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
General Electric Co.
4.38%, 09/16/20	$200	$214,916
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	323,040

		732,561
MEDIA — 2.66%
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[b]	200	205,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	345	353,625
4.91%, 07/23/25 (Call 04/23/25)	300	315,375
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	50	52,200
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	25	23,821
3.30%, 02/01/27 (Call 11/01/26)	100	98,710
CSC Holdings LLC
5.25%, 06/01/24	300	301,500
DISH DBS Corp.
5.00%, 03/15/23	100	98,375
6.75%, 06/01/21	100	107,438
7.75%, 07/01/26	100	111,938
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a,b]	50	51,063
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[b]	200	205,750
Sirius XM Radio Inc.
5.38%, 07/15/26 (Call 07/15/21)[b]	150	152,437
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	51,563
6.75%, 07/01/18	100	106,375
Time Warner Inc.
2.10%, 06/01/19	150	150,126
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	47,719
Walt Disney Co. (The)
5.50%, 03/15/19	200	215,824
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/03/17)	100	105,438

Security	Principal (000s)	Value
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	$150	$149,437

		2,903,714
METAL FABRICATE & HARDWARE — 0.09%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	100	101,500
		101,500
MINING — 0.98%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	219,000
Aleris International Inc.
7.88%, 11/01/20 (Call 03/03/17)	42	42,887
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[b]	100	116,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	150	138,375
6.88%, 02/15/23 (Call 02/15/20)[b]	200	208,500
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	100	107,000
Southern Copper Corp.
3.88%, 04/23/25	100	100,097
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	102,500
8.00%, 06/01/21 (Call 06/01/18)[b]	30	33,075

		1,067,434
OFFICE & BUSINESS EQUIPMENT — 0.10%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	100	104,125

		104,125
OIL & GAS — 3.16%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	100	100,750
BP Capital Markets PLC
1.85%, 05/05/17	200	200,381
2.52%, 01/15/20	150	151,646
3.02%, 01/16/27 (Call 10/16/26)[a]	200	191,696
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	36	36,276
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	149,895
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	100	104,136
ConocoPhillips
5.75%, 02/01/19	150	161,676
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	50	54,625

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	$100	$89,500
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[b]	50	54,000
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	55,059
2.73%, 03/01/23 (Call 01/01/23)	70	70,118
3.04%, 03/01/26 (Call 12/01/25)	250	247,332
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b]	25	25,469
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)[a]	50	52,063
Marathon Petroleum Corp.
2.70%, 12/14/18	100	101,265
3.40%, 12/15/20 (Call 11/15/20)	95	97,173
Newfield Exploration Co.
5.63%, 07/01/24	50	52,625
5.75%, 01/30/22	50	53,250
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	84,733
3.40%, 04/15/26 (Call 01/15/26)	155	154,792
3.50%, 06/15/25 (Call 03/15/25)	60	60,845
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	50	51,250
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[a,b]	50	52,250
Precision Drilling Corp.
7.75%, 12/15/23 (Call 12/15/19)[b]	50	54,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	49,750
Rowan Companies Inc.
7.38%, 06/15/25 (Call 03/15/25)	100	104,500
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	50	48,000
Shell International Finance BV
1.38%, 05/10/19	100	99,151
2.13%, 05/11/20	40	40,019
4.30%, 09/22/19	250	265,205
Total Capital SA
2.13%, 08/10/18	250	252,197
Transocean Inc.
8.13%, 12/15/21[a]	50	51,750
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	35	37,975

		3,455,352

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.33%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	$300	$306,825
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	51,250

		358,075
PACKAGING & CONTAINERS — 0.45%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[b]	200	214,250
Ball Corp.
4.00%, 11/15/23	50	49,625
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 03/03/17)[b]	30	25,872
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 03/03/17)	97	99,681
Sealed Air Corp.
5.50%, 09/15/25 (Call 06/15/25)[a,b]	100	105,500

		494,928
PHARMACEUTICALS — 1.50%
AbbVie Inc.
1.80%, 05/14/18	50	50,089
2.30%, 05/14/21 (Call 04/14/21)[a]	55	54,152
2.50%, 05/14/20 (Call 04/14/20)[a]	30	30,151
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	187,934
AmerisourceBergen Corp.
4.88%, 11/15/19	100	107,089
Cardinal Health Inc.
1.95%, 06/15/18	75	75,197
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	25	25,464
McKesson Corp.
1.40%, 03/15/18	150	149,250
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	55,647
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b]	50	52,375
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)[a]	200	198,028
3.40%, 05/06/24	150	154,330
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	197,824
2.40%, 09/23/21 (Call 08/23/21)	95	92,288

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	$50	$49,620
1.70%, 07/19/19[a]	25	24,553
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	130	133,637

		1,637,628
PIPELINES — 2.90%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	80	88,482
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	135	132,264
4.15%, 07/01/23 (Call 04/01/23)	50	50,991
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	104,536
9.00%, 04/15/19[a]	100	113,676
Enterprise Products Operating LLC
5.25%, 01/31/20	200	217,022
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	101,776
4.30%, 06/01/25 (Call 03/01/25)	100	102,798
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	100	109,816
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	100	116,250
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	1,000	1,019,880
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	35	35,612
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	100	108,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	150	147,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 02/16/17)	100	104,625
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	61,249
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	200	199,250
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	250	254,037
4.00%, 09/15/25 (Call 06/15/25)	100	100,614

		3,169,253

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 2.46%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	$100	$100,214
3.40%, 02/15/19	100	102,173
3.50%, 01/31/23	100	100,343
5.90%, 11/01/21	100	111,711
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	108,913
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	102,227
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	45	47,250
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	100	101,429
4.88%, 04/15/22	100	107,402
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	203,590
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)[a]	30	31,200
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	80	75,247
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	100	100,375
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	250,592
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	200	203,560
4.95%, 02/15/27 (Call 08/15/26)	50	50,012
5.00%, 08/15/22 (Call 02/15/22)	200	210,646
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	100,670
4.38%, 03/01/21 (Call 12/01/20)	150	160,658
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	207,354
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)[a]	40	40,750
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	165,066

		2,681,382
RETAIL — 2.49%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	100	102,625

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Advance Auto Parts Inc.
5.75%, 05/01/20	$200	$216,512
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	38	39,853
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	230	227,617
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	200	211,330
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)[a]	50	45,981
3.35%, 09/15/25 (Call 06/15/25)	35	35,730
L Brands Inc.
6.63%, 04/01/21	150	164,625
McDonald’s Corp.
2.10%, 12/07/18	500	503,470
3.38%, 05/26/25 (Call 02/26/25)	300	300,429
3.63%, 05/20/21	100	104,204
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/03/17)[b]	100	102,750
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	60	59,320
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[b]	45	45,900
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	100	98,250
QVC Inc.
3.13%, 04/01/19	250	252,812
Rite Aid Corp.
6.75%, 06/15/21 (Call 03/03/17)	100	104,000
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	50	51,725
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	50	51,000

		2,718,133
SEMICONDUCTORS — 1.93%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	59,403
3.50%, 12/05/26 (Call 09/05/26)	25	24,618
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,509
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	200	199,726
3.00%, 01/15/22 (Call 12/15/21)[b]	350	348,932
3.63%, 01/15/24 (Call 11/15/23)[b]	75	75,169

Security	Principal (000s)	Value
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	$100	$100,250
5.50%, 02/01/25 (Call 08/01/19)	150	150,750
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,035	1,010,626
QUALCOMM Inc.
3.00%, 05/20/22	85	85,470

		2,105,453
SOFTWARE — 1.50%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[a,b]	25	24,413
3.40%, 09/15/26 (Call 06/15/26)[b]	60	57,277
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,316
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[b]	50	48,250
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,027
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	200,690
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	95	96,247
6.75%, 11/01/20 (Call 02/03/17)[b]	28	28,945
7.00%, 12/01/23 (Call 12/01/18)[b]	80	84,840
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	50,755
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	100	102,625
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)[a]	175	166,549
2.40%, 08/08/26 (Call 05/08/26)	95	88,532
2.88%, 02/06/24 (Call 12/06/23)	75	74,836
3.30%, 02/06/27	100	100,114
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	250	260,000
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	200	195,298

		1,640,714
TELECOMMUNICATIONS — 4.11%
AT&T Inc.
1.70%, 06/01/17	350	350,392
2.80%, 02/17/21 (Call 01/17/21)	100	99,581
3.00%, 06/30/22 (Call 04/30/22)	50	49,216
3.20%, 03/01/22	165	164,875
3.40%, 05/15/25 (Call 02/15/25)	400	380,712

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
3.90%, 03/11/24 (Call 12/11/23)	$150	$151,516
5.80%, 02/15/19	300	321,444
5.88%, 10/01/19	300	327,120
CenturyLink Inc.
6.45%, 06/15/21	150	159,375
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	40	42,250
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	100	97,732
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	83,875
8.50%, 04/15/20[a]	100	106,560
11.00%, 09/15/25 (Call 06/15/25)	50	50,562
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	85	85,000
6.63%, 08/01/26[b]	80	82,600
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 03/03/17)	100	78,500
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,557
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	200	202,250
Motorola Solutions Inc.
3.50%, 03/01/23[a]	150	148,215
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	51,000
Sprint Communications Inc.
9.00%, 11/15/18[b]	100	109,500
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)[a]	100	107,187
7.88%, 09/15/23	175	191,187
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	45	49,444
6.63%, 04/01/23 (Call 04/01/18)	150	159,405
6.73%, 04/28/22 (Call 04/28/17)	100	104,000
Verizon Communications Inc.
1.38%, 08/15/19[a]	40	39,572
3.50%, 11/01/21	250	256,055
4.50%, 09/15/20	100	106,751
5.15%, 09/15/23	100	110,387
Vodafone Group PLC
1.63%, 03/20/17[a]	150	150,115
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	50	44,750

		4,491,685

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	$45	$43,828

		43,828
TRANSPORTATION — 0.05%
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[b]	35	35,831
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	15	15,638

		51,469

TRUCKING & LEASING — 0.08%
Park Aerospace Holdings Ltd.
5.50%, 02/15/24[b]	85	87,295

		87,295

TOTAL CORPORATE BONDS & NOTES
(Cost: $86,050,390)		86,257,603

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 45.40%

MORTGAGE-BACKED SECURITIES — 45.40%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/32[d]	1,550	1,549,758
2.50%, 02/01/47[d]	75	70,840
3.00%, 02/01/32[d]	1,250	1,282,617
3.00%, 02/01/47[d]	4,350	4,301,742
3.50%, 02/01/32[d]	650	677,422
3.50%, 01/01/46	31	31,626
3.50%, 03/01/46	35	35,665
3.50%, 09/01/46	29	29,771
3.50%, 12/01/46	273	279,034
3.50%, 01/01/47	1,244	1,272,091
3.50%, 02/01/47[d]	3,276	3,345,103
4.00%, 02/01/32[d]	25	25,621
4.00%, 11/01/45	378	397,640
4.00%, 04/01/46	315	331,370
4.00%, 02/01/47[d]	2,111	2,214,241
4.50%, 02/01/32[d]	25	25,570
4.50%, 02/01/47[d]	600	644,531
5.00%, 02/01/47[d]	350	380,078

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Security	Principal (000s)	Value
Federal National Mortgage Association
2.50%, 02/01/32[d]	$1,720	$1,719,731
2.50%, 02/01/47[d]	100	94,844
3.00%, 02/01/31	967	992,680
3.00%, 02/01/32[d]	759	778,687
3.00%, 02/01/47[d]	3,850	3,810,898
3.50%, 02/01/32[d]	804	837,291
3.50%, 11/01/45	176	180,248
3.50%, 02/01/46	689	704,171
3.50%, 02/01/47[d]	2,939	3,003,291
4.00%, 02/01/32[d]	525	538,125
4.00%, 01/01/46	921	968,108
4.00%, 02/01/46	84	88,525
4.00%, 03/01/46	156	163,312
4.00%, 04/01/46	199	209,297
4.00%, 02/01/47[d]	1,088	1,141,380
4.50%, 02/01/32[d]	100	102,469
4.50%, 02/01/47[d]	1,525	1,639,137
5.00%, 02/01/32[d]	25	25,559
5.00%, 02/01/47[d]	275	299,406
5.50%, 02/01/47[d]	1,950	2,163,281
Government National Mortgage Association
2.50%, 02/01/47[d]	150	145,031
3.00%, 02/01/47[d]	4,300	4,336,578
3.50%, 12/20/46	240	249,343
3.50%, 02/01/47[d]	4,218	4,369,538
4.00%, 01/20/46	102	107,832
4.00%, 09/20/46	241	255,037
4.00%, 02/01/47[d]	1,719	1,816,815
4.50%, 10/20/46	39	41,393
4.50%, 02/01/47[d]	1,145	1,228,516
5.00%, 02/01/47[d]	625	670,312

		49,575,555

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $49,726,278)		49,575,555

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 26.09%

MONEY MARKET FUNDS — 26.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	28,385	$28,393,341
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	100	100,000

		28,493,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,489,626)		$28,493,341

TOTAL INVESTMENTS IN SECURITIES — 150.48%
(Cost: $164,266,294)[h]		164,326,499
Other Assets, Less Liabilities — (50.48)%		(55,125,721)

NET ASSETS — 100.00%		$109,200,778

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	To-be-announced (TBA).
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $164,267,105. Net unrealized appreciation was $59,394, of which $697,088 represented gross unrealized appreciation on securities and $637,694 represented gross unrealized depreciation on securities.

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note	(10)	Mar. 2017	Chicago Board of Trade	$(2,167,175)	$(2,167,969)	$(794)
5-Year U.S. Treasury Note	9	Mar. 2017	Chicago Board of Trade	1,059,140	1,060,805	1,665
10-Year U.S. Treasury Note	(34)	Mar. 2017	Chicago Board of Trade	(4,238,502)	(4,231,938)	6,564
Ultra Long U.S. Treasury Bond	(21)	Mar. 2017	Chicago Board of Trade	(3,386,304)	(3,374,437)	11,867
U.S. Treasury Long Bond	(2)	Mar. 2017	Chicago Board of Trade	(305,224)	(301,688)	3,536

Net unrealized appreciation						$22,838

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$86,257,603	$—	$86,257,603
U.S. government & agency obligations	—	49,575,555	—	49,575,555
Money market funds	28,493,341	—	—	28,493,341

Total	$28,493,341	$135,833,158	$—	$164,326,499

Derivative financial instruments:[a]
Assets:
Futures contracts	$23,632	$—	$—	$23,632
Liabilities:
Futures contracts	(794)	—	—	(794)

Total	$22,838	$—	$—	$22,838

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

21

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 91.75%

EXCHANGE-TRADED FUNDS — 91.75%
iShares 10+ Year Credit Bond ETF[a]	155,095	$9,153,707

		9,153,707

TOTAL INVESTMENT COMPANIES
(Cost: $9,007,695)		9,153,707

SHORT-TERM INVESTMENTS — 3.43%

MONEY MARKET FUNDS — 3.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	341,770	341,770

		341,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,770)		341,770

TOTAL INVESTMENTS IN SECURITIES — 95.18%
(Cost: $9,349,465)[d]		9,495,477
Other Assets, Less Liabilities — 4.82%		481,212

NET ASSETS — 100.00%		$9,976,689

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $9,350,024. Net unrealized appreciation was $145,453, of which $146,012 represented gross unrealized appreciation on securities and $559 represented gross unrealized depreciation on securities.

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	124,896	32,699	(2,500)	155,095	$9,153,707	$78,693	$(10,739)

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3 Month LIBOR	Chicago Mercantile	12/08/2018	$(300,000)	$2,455	$33	$2,422
1.17%	3 Month LIBOR	Chicago Mercantile	12/08/2021	(1,000,000)	37,559	83	37,476
1.44%	3 Month LIBOR	Chicago Mercantile	12/08/2026	(2,200,000)	186,558	14,357	172,201
1.70%	3 Month LIBOR	Chicago Mercantile	12/08/2036	(2,700,000)	411,694	20,730	390,964
2.34%	3 Month LIBOR	Chicago Mercantile	12/08/2036	(800,000)	39,323	23,844	15,479
1.77%	3 Month LIBOR	Chicago Mercantile	12/08/2046	(2,200,000)	437,964	112,624	325,340

				Net unrealized appreciation			$943,882

[a]	The Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$9,153,707	$—	$—	$9,153,707
Money market funds	341,770	—	—	341,770

Total	$9,495,477	$—	$—	$9,495,477

Derivative financial instruments:[a]
Assets:
Centrally cleared interest rate swaps	$—	$943,882	$—	$943,882

Total	$—	$943,882	$—	$943,882

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

23

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 94.49%

EXCHANGE-TRADED FUNDS — 94.49%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	378,724	$44,443,261

		44,443,261

TOTAL INVESTMENT COMPANIES
(Cost: $44,751,710)		44,443,261

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	1,295,177	1,295,177

		1,295,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,295,177)		1,295,177

TOTAL INVESTMENTS IN SECURITIES — 97.24%
(Cost: $46,046,887)[d]		45,738,438
Other Assets, Less Liabilities — 2.76%		1,295,961

NET ASSETS — 100.00%		$47,034,399

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $46,046,887. Net unrealized depreciation was $308,449, of which $ — represented gross unrealized appreciation on securities and $308,449 represented gross unrealized depreciation on securities.

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ Investment Grade Corporate Bond ETF	251,108	127,616	—	378,724	$44,443,261	$270,288	$—

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3 Month LIBOR	Chicago Mercantile	12/08/2018	$(6,840,000)	$55,972	$15,341	$40,631
1.17%	3 Month LIBOR	Chicago Mercantile	12/08/2021	(13,775,000)	517,381	179,638	337,743
1.44%	3 Month LIBOR	Chicago Mercantile	12/08/2026	(12,780,000)	1,083,735	283,887	799,848
1.70%	3 Month LIBOR	Chicago Mercantile	12/08/2036	(8,630,000)	1,315,894	516,900	798,994
1.77%	3 Month LIBOR	Chicago Mercantile	12/08/2046	(2,395,000)	476,784	213,696	263,088

				Net unrealized appreciation			$2,240,304

[a]	The Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$44,443,261	$—	$—	$44,443,261
Money market funds	1,295,177	—	—	1,295,177

Total	$45,738,438	$—	$—	$45,738,438

Derivative financial instruments:[a]
Assets:
Centrally cleared interest rate swaps	$—	$2,240,304	$—	$2,240,304

Total	$—	$2,240,304	$—	$2,240,304

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

25

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKET BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 94.60%

EXCHANGE-TRADED FUNDS — 94.60%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a,b]	32,328	$3,624,939

		3,624,939

TOTAL INVESTMENT COMPANIES
(Cost: $3,542,907)		3,624,939

SHORT-TERM INVESTMENTS — 31.74%

MONEY MARKET FUNDS — 31.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	1,094,073	1,094,401
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	122,064	122,064

		1,216,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,216,356)		1,216,465

TOTAL INVESTMENTS IN SECURITIES — 126.34%
(Cost: $4,759,263)[f]		4,841,404
Other Assets, Less Liabilities — (26.34)%		(1,009,500)

NET ASSETS — 100.00%		$3,831,904

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,759,263. Net unrealized appreciation was $82,141, of which $82,141 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED EMERGING MARKET BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,552	11,776	—	32,328	$3,624,939	$31,544	$—

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3 Month USD	Chicago Mercantile	12/08/2018	$(75,000)	$614	$9	$605
1.17%	3 Month USD	Chicago Mercantile	12/08/2021	(1,900,000)	71,363	19,394	51,969
1.44%	3 Month USD	Chicago Mercantile	12/08/2026	(1,475,000)	125,079	38,401	86,678
1.77%	3 Month USD	Chicago Mercantile	12/08/2046	(150,000)	29,861	12,687	17,174

				Net unrealized appreciation			$156,426

[a]	The Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,624,939	$—	$—	$3,624,939
Money market funds	1,216,465	—	—	1,216,465

Total	$4,841,404	$—	$—	$4,841,404

Derivative financial instruments:[a]
Assets:
Centrally cleared interest rate swaps	$—	$156,426	$—	$156,426

Total	$—	$156,426	$—	$156,426

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

27

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YEILD BOND ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 98.00%

EXCHANGE-TRADED FUNDS — 98.00%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	2,432,668	$212,469,223

		212,469,223

TOTAL INVESTMENT COMPANIES
(Cost: $211,681,003)		212,469,223

SHORT-TERM INVESTMENTS — 9.04%

MONEY MARKET FUNDS — 9.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	17,557,840	17,563,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	2,047,232	2,047,232

		19,610,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,609,332)		19,610,340

TOTAL INVESTMENTS IN SECURITIES — 107.04%
(Cost: $231,290,335)[f]		232,079,563
Other Assets, Less Liabilities — (7.04)%		(15,266,615)

NET ASSETS — 100.00%		$216,812,948

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $231,310,327. Net unrealized appreciation was $769,236, of which $789,228 represented gross unrealized appreciation on securities and $19,992 represented gross unrealized depreciation on securities.

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTEREST RATE HEDGED HIGH YEILD BOND ETF

January 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended January 31, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares iBoxx $ High Yield Corporate Bond ETF	344,246	2,237,241	(148,819)	2,432,668	$212,469,223	$1,000,208	$(774,422)

Schedule 2 — Swaps Contracts

Centrally cleared short interest rate swaps outstanding as of January 31, 2017 were as follows:

Fixed rate [a]	Floating rate [a]	Clearinghouse	Expiration date	Notional amount	Value	Premiums paid (received)	Unrealized appreciation (depreciation)
1.01%	3 Month USD	Chicago Mercantile	12/08/2018	$(26,500,000)	$216,851	$109,953	$106,898
1.33%	3 Month USD	Chicago Mercantile	12/09/2018	(71,300,000)	166,071	41,166	124,905
1.17%	3 Month USD	Chicago Mercantile	12/08/2021	(20,700,000)	777,481	447,311	330,170
1.82%	3 Month USD	Chicago Mercantile	12/09/2021	(56,050,000)	399,662	112,791	286,871
1.44%	3 Month USD	Chicago Mercantile	12/08/2026	(6,860,000)	581,723	391,103	190,620
2.23%	3 Month USD	Chicago Mercantile	12/09/2026	(18,610,000)	249,254	65,057	184,197

				Net unrealized appreciation			$1,223,661

[a]	The Fund pays the fixed rate and receives the floating rate.

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$212,469,223	$—	$—	$212,469,223
Money market funds	19,610,340	—	—	19,610,340

Total	$232,079,563	$—	$—	$232,079,563

Derivative financial instruments:[a]
Assets:
Centrally cleared interest rate swaps	$—	$1,223,661	$—	$1,223,661

Total	$—	$1,223,661	$—	$1,223,661

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 31.07%
ACAS CLO Ltd.
Series 2012-1AR, Class A1R FRN, (3 mo. LIBOR US + 1.250%)
2.11%, 09/20/23 (Call 03/20/17)[a]	$3,527	$3,528,178
American Express Credit Account Master Trust
Series 2014-3, Class A
1.49%, 04/15/20	2,412	2,416,014
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class D
2.09%, 02/08/19 (Call 07/08/17)	2,500	2,507,457
AMMC CLO 15 Ltd.
Series 2014-15A, Class AXR
FRN, (3 mo. LIBOR US + 1.250%)
2.18%, 12/09/26 (Call 03/09/17)[a]	3,000	2,999,700
AMMC CLO XIV Ltd.
Series 2014-14A, Class A1L
FRN, (3 mo. LIBOR US + 1.450%)
2.33%, 07/27/26 (Call 04/25/17)[a]	4,500	4,500,711
Apidos CLO XII
Series 2013-12A, Class A
FRN, (3 mo. LIBOR US + 1.100%)
1.98%, 04/15/25 (Call 04/15/17)[a]	8,000	8,004,722
Apidos CLO XVII
Series 2014-17A, Class A1R
FRN, (3 mo. LIBOR US + 1.310%)
2.19%, 04/17/26[a]	12,310	12,306,286
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2015-FL2A, Class A
FRN, (1 mo. LIBOR US + 1.750%)
2.29%, 09/15/25 (Call 03/15/18)[a]	3,850	3,830,750
ARES CLO Ltd.
Series 2012-2A, Class AR
FRN, (3 mo. LIBOR US + 1.290%)
2.16%, 10/12/23 (Call 04/12/17)[a]	1,598	1,598,374
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 07/15/17)[a]	59	58,747

Security	Principal (000s)	Value
Atrium X
Series 10A, Class A
FRN, (3 mo. LIBOR US + 1.120%)
2.14%, 07/16/25 (Call 04/16/17)[a]	$5,000	$4,988,382
BA Credit Card Trust
Series 2016-A1, Class A
FRN, (1 mo. LIBOR + 0.390%)
0.91%, 10/15/21	8,250	8,285,813
BlueMountain CLO Ltd.
Series 2012-1A, Class A
FRN, (3 mo. LIBOR US + 1.320%)
2.02%, 07/20/23 (Call 04/20/17)[a]	8,942	8,945,355
Series 2013-4A, Class A
FRN, (3 mo. LIBOR US + 1.500%)
2.38%, 04/15/25 (Call 04/15/17)[a]	6,100	6,108,386
Series 2014-1A, Class A1R
FRN, (3 mo. LIBOR US + 1.260%)
2.28%, 04/30/26[a]	19,500	19,500,000
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/20[a]	10,000	10,001,183
Series 2014-2, Class A FRN, (1 mo. LIBOR + 0.450%)
0.98%, 07/15/22	3,500	3,502,578
Capital One Multi-Asset Execution Trust
Series 2016-A1, Class A1 FRN, (1 mo. LIBOR + 0.450%)
1.15%, 02/15/22	38,000	38,159,315
Catamaran CLO Ltd.
Series 2012-1A, Class AR FRN, (3 mo. LIBOR US + 1.190%)
2.11%, 12/20/23[a]	15,000	15,000,000
Chase Issuance Trust
Series 2013-A9, Class A FRN, (1 mo. LIBOR + 0.420%)
0.95%, 11/16/20	11,815	11,859,903
Series 2014-A5, Class A5 FRN, (1 mo. LIBOR + 0.370%)
1.07%, 04/15/21	7,000	7,015,397

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2016-A1, Class A FRN, (1 mo. LIBOR + 0.410%)
1.11%, 05/17/21	$36,750	$36,874,774
Chesapeake Funding II LLC
Series 2016-1A, Class A2 FRN, (1 mo. LIBOR US + 1.150%)
1.67%, 03/15/28[a]	20,000	20,122,366
Series 2016-2A, Class A2 FRN, (1 mo. LIBOR US + 1.000%)
1.45%, 06/15/28[a]	13,960	14,031,389
Chesapeake Funding LLC
Series 2014-1A, Class A FRN, (1 mo. LIBOR US + 0.420%)
0.95%, 03/07/26[a]	6,138	6,118,901
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 01/15/18)[a]	506	505,830
Series 2014-BA, Class A3
1.27%, 05/15/19 (Call 10/15/18)[a]	2,491	2,491,121
CIFC Funding Ltd.
Series 2012-2A, Class A1R FRN, (3 mo. LIBOR US + 1.350%)
2.19%, 12/05/24 (Call 03/05/17)[a]	1,500	1,500,267
Credit Acceptance Auto Loan Trust
Series 2015-1A, Class A
2.00%, 07/15/22 (Call 05/15/18)[a]	2,315	2,319,165
Discover Card Execution Note Trust
Series 2013-A6, Class A6 FRN, (1 mo. LIBOR + 0.450%)
0.99%, 04/15/21	17,061	17,139,080
Series 2014-A1, Class A1 FRN, (1 mo. LIBOR + 0.430%)
1.13%, 07/15/21	6,760	6,783,598
Series 2014-A5, Class A
1.39%, 04/15/20	11,470	11,483,159
Drive Auto Receivables Trust
Series 2016-BA, Class A3
1.67%, 07/15/19 (Call 10/15/19)[a]	6,740	6,745,163

Security	Principal (000s)	Value
Dryden XXVI Senior Loan Fund
Series 2013-26A, Class A FRN, (3 mo. LIBOR US + 1.100%)
1.98%, 07/15/25 (Call 04/15/17)[a]	$13,150	$13,139,480
Eastland CLO Ltd.
Series 2007-1A, Class A2A FRN, (3 mo. LIBOR US + 0.230%)
0.99%, 05/01/22 (Call 02/01/17)[a]	3,116	3,116,161
Enterprise Fleet Financing LLC
2.13%, 07/20/22 (Call 07/20/20)[a]	3,300	3,299,909
Series 2016-1, Class A2
1.83%, 09/20/21 (Call 06/20/19)[a]	18,368	18,378,810
Flatiron CLO Ltd.
Series 2011-1A, Class A FRN, (3 mo. LIBOR US + 1.550%)
2.43%, 01/15/23[a]	1,601	1,605,204
Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.400%)
2.28%, 01/17/26[a]	3,250	3,250,876
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A2 FRN, (1 mo. LIBOR + 0.400%)
0.92%, 02/15/19	6,110	6,110,398
Series 2014-2, Class A FRN, (1 mo. LIBOR + 0.500%)
1.02%, 02/15/21	11,000	11,036,300
Series 2014-4, Class A2 FRN, (1 mo. LIBOR + 0.350%)
0.88%, 08/15/19	3,000	3,002,649
Series 2015-1, Class A2 FRN, (1 mo. LIBOR + 0.400%)
0.93%, 01/15/20	18,340	18,365,498
Series 2015-4, Class A2 FRN, (1 mo. LIBOR + 0.600%)
1.13%, 08/15/20	5,485	5,506,374
Series 2016-1, Class A2 FRN, (1 mo. LIBOR + 0.900%)
1.43%, 02/15/21	10,000	10,113,329
Series 2016-3, Class A2 FRN, (1 mo. LIBOR + 0.620%)
1.15%, 07/15/21	10,000	10,058,883

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Fraser Sullivan CLO VII Ltd.
Series 2012-7A, Class A1R FRN, (3 mo. LIBOR US + 1.075%)
1.77%, 04/20/23 (Call 04/20/17)[a]	$1,146	$1,146,115
Galaxy XV CLO Ltd.
Series 2013-15A, Class A FRN, (3 mo. LIBOR US + 1.250%)
2.13%, 04/15/25 (Call 04/15/17)[a]	3,000	2,995,205
Golden Credit Card Trust
Series 2015-1A, Class A FRN, (1 mo. LIBOR + 0.440%)
0.97%, 02/15/20[a]	3,700	3,705,146
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A FRN, (3 mo. LIBOR US + 1.150%)
1.86%, 04/25/25[a]	22,535	22,532,271
Highbridge Loan Management Ltd.
Series 2012-1AR, Class A1R FRN, (3 mo. LIBOR US + 1.250%)
2.11%, 09/20/22[a]	871	870,929
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3
1.22%, 12/18/19 (Call 04/18/19)	8,500	8,472,339
Series 2016-2, Class A3
1.39%, 04/15/20 (Call 07/15/19)	11,570	11,542,851
Invitation Homes Trust
Series 2013-SFR1, Class A FRN, (1 mo. LIBOR + 1.150%)
1.68%, 12/17/30[a]	1,905	1,905,432
John Deere Owner Trust
Series 2015-B, Class A2
0.98%, 06/15/18 (Call 02/15/19)	5,442	5,441,658
LCM XII LP
Series 12A, Class AR FRN, (3 mo. LIBOR US + 1.260%)
1.89%, 10/19/22[a]	3,851	3,852,381
Mercedes Benz Auto Receivables Trust
Series 2015-1, Class A2A
0.82%, 06/15/18 (Call 06/15/19)	401	401,212
Mercedes-Benz Master Owner Trust
Series 2016-BA, Class A FRN, (1 mo. LIBOR + 0.700%)
1.22%, 05/17/21[a]	11,375	11,450,834

Security	Principal (000s)	Value
Navient Private Education Loan Trust
Series 2014-CT, Class A FRN, (1 mo. LIBOR US + 0.700%)
1.22%, 09/16/24 (Call 09/15/21)[a]	$2,381	$2,383,698
Series 2016-AA, Class A1 FRN, (1 mo. LIBOR US + 1.100%)
1.63%, 12/15/25 (Call 12/15/28)[a]	5,163	5,183,994
Navient Student Loan Trust
Series 2015-2, Class A2 FRN, (1 mo. LIBOR US + 0.420%)
0.95%, 08/27/29 (Call 05/25/25)	4,465	4,452,764
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A2B FRN, (1 mo. LIBOR US + 0.350%)
0.88%, 02/15/19 (Call 03/15/20)	1,461	1,463,105
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1 FRN, (1 mo. LIBOR + 0.640%)
1.16%, 06/15/21	18,500	18,605,237
Nomad CLO Ltd.
Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.200%)
2.08%, 01/15/25 (Call 04/15/17)[a]	1,750	1,750,623
OHA Loan Funding Ltd.
Series 2013-2A, Class A FRN, (3 mo. LIBOR US + 1.270%)
2.19%, 08/23/24[a]	2,100	2,098,668
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24 (Call 02/18/17)[a]	1,884	1,886,134
OZLM VI Ltd.
Series 2014-6A, Class A1R FRN, (3 mo. LIBOR US + 1.300%)
1.00%, 04/17/26[a]	8,700	8,700,000
OZLM VII Ltd.
Series 2014-7A, Class A1B FRN, (3 mo. LIBOR US + 1.490%)
2.37%, 07/17/26 (Call 04/17/17)[a]	6,000	6,010,588
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R FRN, (3 mo. LIBOR US + 1.370%)
2.33%, 01/17/27[a]	2,500	2,500,000

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
PFS Financing Corp.
Series 2014-AA, Class A FRN, (1 mo. LIBOR + 0.600%)
1.13%, 02/15/19[a]	$1,000	$999,433
Series 2014-AA, Class B FRN, (1 mo. LIBOR + 0.950%)
1.48%, 02/15/19[a]	1,100	1,098,556
Series 2014-BA, Class A FRN, (1 mo. LIBOR + 0.600%)
1.13%, 10/15/19[a]	1,915	1,913,443
Series 2016-A, Class A FRN, (1 mo. LIBOR + 1.200%)
1.72%, 02/18/20[a]	12,000	12,060,654
Prestige Auto Receivables Trust
Series 2016-2A, Class A2
1.46%, 07/15/20 (Call 04/15/21)a	15,000	14,971,435
Race Point VIII CLO Ltd.
Series 2013-8A, Class A FRN, (3 mo. LIBOR US + 1.250%)
2.16%, 02/20/25 (Call 02/20/17)[a]	20,000	20,022,928
Santander Drive Auto Receivables Trust
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 06/15/17)[a]	89	88,765
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 06/15/17)[a]	2,500	2,512,997
Series 2013-1, Class C
1.76%, 01/15/19 (Call 09/15/17)	440	440,458
Series 2014-3, Class B
1.45%, 05/15/19 (Call 09/15/18)	8	8,139
Series 2016-1, Class A2B FRN, (1 mo. LIBOR US + 0.780%)
1.31%, 07/15/19 (Call 09/15/19)	5,309	5,313,466
Series 2016-2, Class A2B FRN, (1 mo. LIBOR US + 0.650%)
1.18%, 07/15/19 (Call 02/15/20)	6,852	6,859,290
Silver Bay Realty Trust
Series 2014-1, Class A FRN, (1 mo. LIBOR + 1.000%)
1.53%, 09/17/31[a]	968	965,287

Security	Principal (000s)	Value
SLM Private Credit Student Loan Trust
Series 2004-B, Class A2 FRN, (3 mo. LIBOR US + 0.200%)
1.05%, 06/15/21	$233	$232,323
Series 2005-A, Class A3 FRN, (3 mo. LIBOR US + 0.200%)
1.05%, 06/15/23	1,828	1,776,806
Series 2006-A, Class A4 FRN, (3 mo. LIBOR US + 0.190%)
1.04%, 12/15/23	393	390,686
SLM Private Education Loan Trust
Series 2011-C, Class A2A FRN, (1 mo. LIBOR US + 3.250%)
3.78%, 10/17/44 (Call 10/15/21)[a]	1,510	1,581,383
Series 2012-A, Class A1 FRN, (1 mo. LIBOR US + 1.400%)
1.93%, 08/15/25 (Call 05/15/20)[a]	56	56,406
Series 2012-B, Class A2
3.48%, 10/15/30 (Call 01/15/20)[a]	683	693,731
Series 2012-E, Class A2B FRN, (1 mo. LIBOR US + 1.750%)
2.28%, 06/15/45 (Call 02/15/19)[a]	5,234	5,307,410
Series 2013-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.13%, 08/15/22 (Call 06/15/20)[a]	557	557,076
Series 2013-A, Class A2B FRN, (1 mo. LIBOR US + 1.050%)
1.58%, 05/17/27 (Call 06/15/20)[a]	265	266,538
Series 2013-B, Class A1 FRN, (1 mo. LIBOR US + 0.650%)
1.18%, 07/15/22 (Call 12/15/20)[a]	428	428,752
Series 2013-C, Class A1 FRN, (1 mo. LIBOR US + 0.850%)
1.38%, 02/15/22 (Call 07/15/21)[a]	51	50,972

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Series 2013-C, Class A2B FRN, (1 mo. LIBOR US + 1.400%)
1.93%, 10/15/31 (Call 07/15/21)[a]	$4,550	$4,600,320
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.13%, 07/15/22 (Call 03/15/23)[a]	2,333	2,335,223
Series 2015-B, Class A1 FRN, (1 mo. LIBOR US + 0.700%)
1.23%, 02/15/23[a]	1,593	1,595,703
SLM Student Loan Trust
Series 2006-4, Class A5 FRN, (3 mo. LIBOR US + 0.100%)
0.81%, 10/27/25 (Call 10/25/31)	309	309,232
Series 2011-2, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.13%, 11/25/27 (Call 07/25/31)	762	760,696
SMB Private Education Loan Trust
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 0.500%)
1.03%, 09/15/21[a]	369	369,082
Series 2015-A, Class A1 FRN, (1 mo. LIBOR US + 0.600%)
1.13%, 07/17/23[a]	3,884	3,886,463
Series 2015-C, Class A1 FRN, (1 mo. LIBOR US + 0.900%)
1.43%, 07/15/22[a]	2,884	2,887,856
Series 2016-A, Class A1 FRN, (1 mo. LIBOR US + 0.700%)
1.23%, 05/15/23[a]	6,078	6,088,902
Series 2016-B, Class A1 FRN, (1 mo. LIBOR US + 0.650%)
1.42%, 11/15/23[a]	13,578	13,609,538
Series 2016-C, Class A1 FRN, (1 mo. LIBOR US + 0.550%)
1.07%, 11/15/23[a]	9,503	9,515,683

Security	Principal (000s)	Value
SoFi Professional Loan Program LLC
Series 16-C, Class A1 FRN, (1 mo. LIBOR US + 1.100%)
1.63%, 10/27/36 (Call 01/25/25)[a]	$7,800	$7,859,569
Series 16-C, Class A2A
1.48%, 05/26/31[a]	5,710	5,698,971
Series 2014-A, Class A1 FRN, (1 mo. LIBOR US + 1.600%)
2.13%, 06/25/25[a]	717	729,157
Series 2014-B, Class A1 FRN, (1 mo. LIBOR US + 1.250%)
1.78%, 08/25/32[a]	508	514,002
Series 2014-B, Class A2
2.55%, 08/27/29[a]	2,787	2,793,900
Series 2015-A, Class A1 FRN, (1 mo. LIBOR US + 1.200%)
1.73%, 03/25/33[a]	1,468	1,485,323
SWAY Residential Trust
Series 2014-1, Class A FRN, (1 mo. LIBOR + 1.300%)
1.83%, 01/17/32[a]	6,402	6,401,816
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A FRN, (1 mo. LIBOR + 0.450%)
0.98%, 03/15/20	9,295	9,297,602
Series 2012-6, Class A
1.36%, 08/17/20	23,119	23,133,424
Voya CLO Ltd.
Series 2013-1A, Class A1 FRN, (3 mo. LIBOR US + 1.140%)
1.82%, 04/15/24 (Call 04/15/17)[a]	1,900	1,901,156
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23 (Call 07/20/17)[a]	43	42,837
Series 2016-1A, Class A2
1.59%, 05/20/25 (Call 11/20/19)[a]	1,510	1,503,226
World Financial Network Credit Card Master Trust
Series 2014-C, Class A
1.54%, 08/16/21	15,000	15,021,343
Series 2015-A, Class A

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (1 mo. LIBOR + 0.480%)
1.18%, 02/15/22	$23,445	$23,491,313

TOTAL ASSET-BACKED SECURITIES
(Cost: $760,479,322)		761,996,390

CERTIFICATES OF DEPOSIT — 1.55%
Bank of America N.A.
1.23%, 04/03/17	5,000	5,001,750
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
1.55%, 10/13/17	5,000	5,003,734
Credit Agricole Corporate and Investment Bank
1.40%, 07/12/17	5,000	5,002,500
Credit Suisse AG/New York NY
1.72%, 08/24/17	5,000	5,008,715
Mizuho Bank Ltd./NY
1.64%, 08/25/17	5,000	5,010,300
Svenska Handelsbanken AB
1.20%, 02/27/17	3,000	3,001,085
UBS AG/Stamford CT
1.53%, 09/01/17	5,000	5,005,768
1.57%, 09/08/17	5,000	5,006,812

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $38,000,000)		38,040,664
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.45%

MORTGAGE-BACKED SECURITIES — 4.45%
Americold LLC Series 2010-ARTA, Class A1
3.85%, 01/14/29[a]	5,666	5,866,044
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A FRN, (1 mo. LIBOR + 1.050%)
1.57%, 09/15/26[a]	525	525,413
Series 2014-FL1, Class A FRN, (1 mo. LIBOR + 1.400%)
1.93%, 12/15/31[a]	2,670	2,683,622
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	1,005	1,016,735
Series 2007-5, Class A4
5.49%, 02/10/51	2,775	2,800,373

Security	Principal (000s)	Value
Bancorp Commercial Mortgage Trust
Series 2016-CRE1, Class A FRN, (1 mo. LIBOR + 1.430%)
1.97%, 11/15/33[a]	$6,900	$6,910,383
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AJ
5.59%, 12/11/40[b]	6,208	6,816,216
Series 2007-PW15, Class A1A
5.32%, 02/11/44	55	55,270
Series 2007-PW15, Class A4
5.33%, 02/11/44	23	23,088
Series 2007-PW16, Class A4
5.72%, 06/11/40[b]	3,520	3,521,752
Series 2007-PW17, Class A4
5.69%, 06/11/50[b]	6,426	6,506,687
Series 2007-PW18, Class A1A
5.60%, 06/11/50	2,415	2,471,621
Series 2007-PW18, Class A4
5.70%, 06/11/50	1,116	1,136,354
Brunel Residential Mortgage Securitisation PLC Series 2007-1A, Class A4C FRN, (3 mo. LIBOR US + 0.200%)
1.08%, 01/13/39 (Call 04/13/17)[a]	524	522,815
CD Mortgage Trust Series 2007-CD5, Class A4
5.89%, 11/15/44[b]	3,899	3,951,582
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A FRN, (1 mo. LIBOR + 1.400%)
2.10%, 12/15/27[a]	7,464	7,482,512
COMM Mortgage Trust
Series 2007-C9, Class A4
5.81%, 12/10/49[b]	599	604,947
Series 2014-FL5, Class A
FRN, (1 mo. LIBOR + 1.370%)
1.90%, 10/15/31[a]	1,375	1,375,860
Series 2014-PAT, Class A
FRN, (1 mo. LIBOR + 0.800%)
1.33%, 08/13/27[a]	3,570	3,569,999
Commercial Mortgage Trust Series 2007-GG11, Class A4
5.74%, 12/10/49	1,449	1,464,091
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class A3
6.06%, 02/15/41[b]	4,942	5,024,384

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
DBRR Trust Series 2013-EZ3, Class A
1.64%, 12/18/49[a,b]	$82	$82,289
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.71%, 12/10/27[a]	1,969	1,998,341
GS Mortgage Securities Trust Series 2006-GG8, Class AM
5.59%, 11/10/39	171	171,239
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	27	26,607
Series 2007-CB18, Class A4
5.44%, 06/12/47	84	83,865
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,185	1,199,938
Series 2007-LDPX, Class A3
5.42%, 01/15/49	3,096	3,091,781
Series 2013-WT, Class A
2.80%, 02/16/25[a]	3,866	3,865,273
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
5.87%, 07/15/44[b]	3,545	3,574,294
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A1A
5.39%, 02/15/40	1,495	1,495,610
Series 2007-C2, Class A3
5.43%, 02/15/40	329	329,055
LMREC Inc. Series 2016-CRE2, Class A FRN, (1 mo. LIBOR + 1.700%)
2.29%, 11/24/31[a]	3,410	3,401,680
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 09/12/49	3,009	3,054,747
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A1A
5.31%, 03/15/44	595	594,819
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	2,507	2,538,270
Series 2007-IQ16 Class A4
5.81%, 12/12/49	5,133	5,195,669
Series 2007-T27, Class A4
5.64%, 06/11/42[b]	7,265	7,301,005

Security	Principal (000s)	Value
RAIT 2016-FL6 Trust Series 2016-FL6, Class A FRN, (1 mo. LIBOR + 1.450%)
2.03%, 11/13/31[a]	$6,653	$6,653,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $109,569,881)		108,987,230
COMMERCIAL PAPER — 1.98%
AXA Financial Inc.
0.00%, 08/21/17	5,400	5,356,156
Bank of Nova Scotia (The)
0.00%, 08/28/17	5,000	4,963,106
Coca-Cola Co. (The)
0.00%, 07/12/17	10,000	9,957,340
0.00%, 09/13/17	2,000	1,985,900
Lloyds Bank PLC
0.00%, 02/01/17	4,000	3,999,923
Sumitomo Mitsui Financial Group Inc.
0.00%, 07/21/17	10,000	9,935,780
Svenska Handelsbanken AB
0.00%, 05/26/17	3,500	3,488,014
Toronto-Dominion Bank (The)
0.00%, 10/05/17	9,000	8,916,761

TOTAL COMMERCIAL PAPER
(Cost: $48,573,966)		48,602,980
CORPORATE BONDS & NOTES — 50.00%
AGRICULTURE — 0.97%
BAT International Finance PLC FRN, (3 mo. LIBOR US + 0.510%)
1.47%, 06/15/18[a]	2,000	2,002,024
Reynolds American Inc.
2.30%, 08/21/17	21,809	21,907,140

		23,909,164
AUTO MANUFACTURERS — 4.28%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,979,540
Daimler Finance North America LLC
1.65%, 05/18/18[a]	1,585	1,582,172
FRN, (3 mo. LIBOR US + 0.340%)
1.23%, 08/01/17[a]	6,700	6,704,864
FRN, (3 mo. LIBOR US + 0.710%)
1.59%, 08/03/17[a]	6,450	6,465,041

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.740%)
1.74%, 07/05/19[a,c]	$3,500	$3,522,687
Ford Motor Credit Co. LLC
1.68%, 09/08/17	7,000	7,003,815
1.72%, 12/06/17	15,000	14,990,550
2.94%, 01/08/19	3,500	3,542,546
3.00%, 06/12/17	2,000	2,011,118
FRN, (3 mo. LIBOR US + 0.570%)
1.52%, 12/06/17	1,000	1,000,566
General Motors Financial Co. Inc.
2.63%, 07/10/17	12,965	13,025,287
FRN, (3 mo. LIBOR US + 1.360%)
2.37%, 04/10/18	3,000	3,024,861
FRN, (3 mo. LIBOR US + 1.450%)
2.34%, 05/09/19	8,000	8,081,416
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.550%)
1.49%, 03/03/17[a]	250	250,118
FRN, (3 mo. LIBOR US + 0.580%)
1.60%, 01/13/20[a]	15,000	15,014,865
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.260%)
1.27%, 01/09/19	5,000	5,003,885
FRN, (3 mo. LIBOR US + 0.390%)
1.41%, 01/17/19[c]	3,840	3,852,634

		105,055,965
BANKS — 18.34%
ABN AMRO Bank NV
2.10%, 01/18/19[a]	7,000	7,009,485
American Express Centurion Bank
6.00%, 09/13/17	7,900	8,114,446
Bank of America Corp.
1.70%, 08/25/17	5,200	5,207,114
2.60%, 01/15/19	7,000	7,066,668
FRN, (3 mo. LIBOR US + 0.610%)
1.54%, 08/25/17	1,250	1,252,581
FRN, (3 mo. LIBOR US + 0.870%)
1.87%, 04/01/19	4,000	4,021,364
FRN, (3 mo. LIBOR US + 1.070%)
2.07%, 03/22/18	6,750	6,804,405
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.600%)
1.55%, 12/12/19	10,185	10,208,833

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.610%)
1.50%, 07/31/18	$3,350	$3,362,633
FRN, (3 mo. LIBOR US + 0.650%)
1.67%, 07/18/19	3,500	3,512,453
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + 0.560%)
1.45%, 08/01/18[c]	10,000	10,030,440
Bank of Nova Scotia (The)
1.30%, 07/21/17	10,000	10,009,110
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.860%)
1.82%, 06/15/18 (Call 05/15/18)	23,775	23,949,461
BNP Paribas SA
2.38%, 09/14/17	7,000	7,036,960
BPCE SA
FRN, (3 mo. LIBOR US + 0.630%)
1.62%, 06/17/17	700	700,690
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,487,360
FRN, (3 mo. LIBOR US + 0.300%)
1.22%, 05/23/17	2,000	2,000,522
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 0.680%)
1.56%, 02/05/18 (Call 01/05/18)[c]	500	501,665
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	6,000	5,997,048
1.65%, 02/05/18 (Call 01/05/18)	7,000	6,997,858
2.35%, 08/17/18 (Call 07/17/18)	2,465	2,479,403
FRN, (3 mo. LIBOR US + 1.150%)
2.06%, 08/17/18 (Call 07/18/18)[c]	6,250	6,313,525
Citigroup Inc.
1.55%, 08/14/17	1,750	1,750,502
1.85%, 11/24/17	15,000	15,039,075
FRN, (3 mo. LIBOR US + 0.930%)
1.88%, 06/07/19	9,000	9,061,830
Credit Suisse AG/New York NY
1.70%, 04/27/18	2,200	2,198,502
FRN, (3 mo. LIBOR US + 0.680%)
1.57%, 04/27/18	14,035	14,047,660
FRN, (3 mo. LIBOR US + 0.690%)
1.58%, 01/29/18	1,250	1,252,700
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.41%, 05/30/17	1,000	999,234
FRN, (3 mo. LIBOR US + 0.680%)
1.58%, 02/13/18	3,000	2,990,901
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	20,000	20,010,840

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18[c]	$2,500	$2,535,778
5.95%, 01/18/18	5,000	5,203,800
FRN, (3 mo. LIBOR US + 1.040%)
1.92%, 04/25/19	14,000	14,092,470
FRN, (3 mo. LIBOR US + 1.200%)
2.09%, 04/30/18	7,000	7,062,930
HSBC Bank PLC
FRN, (3 mo. LIBOR US + 0.640%)
1.55%, 05/15/18[a]	5,000	5,013,070
HSBC USA Inc.
1.30%, 06/23/17	4,000	4,001,216
FRN, (3 mo. LIBOR US + 0.770%)
1.65%, 08/07/18	3,250	3,255,083
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	14,575	14,579,751
FRN, (3 mo. LIBOR US + 0.425%)
1.47%, 04/24/17 (Call 03/25/17)	1,405	1,405,468
ING Bank NV
FRN, (3 mo. LIBOR US + 0.550%)
1.52%, 03/16/18[a]	4,250	4,256,494
FRN, (3 mo. LIBOR US + 0.610%)
1.52%, 08/15/19[a]	3,000	3,001,485
JPMorgan Chase & Co.
2.00%, 08/15/17	10,000	10,035,390
2.35%, 01/28/19	4,000	4,036,392
FRN, (3 mo. LIBOR US + 0.550%)
1.43%, 04/25/18	3,000	3,007,377
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.590%)
1.59%, 09/23/19 (Call 08/23/19)[c]	11,500	11,517,756
Lloyds Bank PLC
4.20%, 03/28/17	1,100	1,105,314
Morgan Stanley
FRN, (3 mo. LIBOR US + 0.740%)
1.74%, 01/05/18	1,600	1,605,262
FRN, (3 mo. LIBOR US + 1.280%)
2.16%, 04/25/18	6,282	6,350,976
FRN, (3 mo. LIBOR US + 1.375%)
2.26%, 02/01/19	15,000	15,262,530
MUFG Americas Holdings Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.46%, 02/09/18 (Call 01/09/18)	2,000	1,998,784
MUFG Union Bank N.A.
2.13%, 06/16/17	4,000	4,013,244
National Australia Bank Ltd./New York
2.30%, 07/25/18	5,000	5,037,000

Security	Principal (000s)	Value
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.840%)
1.83%, 09/17/18[a]	$10,000	$10,059,370
Royal Bank of Canada
1.40%, 10/13/17[c]	5,000	4,999,205
FRN, (3 mo. LIBOR US + 0.480%)
1.37%, 07/29/19	5,000	5,000,285
FRN, (3 mo. LIBOR US + 0.540%)
1.43%, 07/30/18	3,400	3,406,416
FRN, (3 mo. LIBOR US + 0.700%)
1.65%, 12/10/18	2,300	2,311,249
Royal Bank of Scotland Group PLC
FRN, (3 mo. LIBOR US + 0.940%)
1.94%, 03/31/17	1,150	1,149,690
Santander UK PLC
1.38%, 03/13/17	4,000	4,001,540
1.65%, 09/29/17	4,037	4,038,457
State Street Corp.
5.38%, 04/30/17	4,000	4,040,664
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[c]	6,880	6,871,799
FRN, (3 mo. LIBOR US + 0.940%)
1.96%, 01/18/19	5,500	5,528,193
SunTrust Bank/Atlanta GA
FRN, (3 mo. LIBOR US + 0.530%)
1.00%, 01/31/20 (Call 12/31/19)	10,000	10,013,930
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + 0.540%)
1.58%, 07/23/18	5,700	5,720,007
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)[c]	11,000	11,013,794
UBS AG/Stamford CT
5.75%, 04/25/18[c]	4,200	4,405,145
FRN, (3 mo. LIBOR US + 0.700%)
1.70%, 03/26/18	6,950	6,981,275
Wells Fargo & Co.
1.40%, 09/08/17	17,000	16,997,059
FRN, (3 mo. LIBOR US + 0.400%)
1.36%, 09/14/18	4,325	4,324,628
FRN, (3 mo. LIBOR US + 0.630%)
1.67%, 04/23/18[c]	4,000	4,013,732
Westpac Banking Corp.
1.50%, 12/01/17[c]	5,000	5,003,280

		449,672,556

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BEVERAGES — 1.98%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[c]	$2,000	$2,002,736
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[c]	19,700	19,707,565
2.20%, 08/01/18	8,149	8,208,121
Heineken NV
1.40%, 10/01/17[a]	18,580	18,577,343

		48,495,765
BIOTECHNOLOGY — 1.37%
Amgen Inc.
1.25%, 05/22/17	7,250	7,250,225
2.13%, 05/15/17	4,090	4,100,704
5.70%, 02/01/19	4,000	4,298,260
5.85%, 06/01/17	3,500	3,549,780
6.15%, 06/01/18	1,000	1,058,607
Biogen Inc.
6.88%, 03/01/18	12,750	13,456,579

		33,714,155
CHEMICALS — 0.25%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	6,009,624

		6,009,624
COMPUTERS — 0.68%
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.930%)
2.93%, 10/05/18	16,340	16,679,284

		16,679,284
DIVERSIFIED FINANCIAL SERVICES — 1.45%
AIG Global Funding
1.65%, 12/15/17[a]	5,000	5,012,060
Air Lease Corp.
2.13%, 01/15/18	690	692,132
American Express Credit Corp.
1.13%, 06/05/17	17,100	17,100,205
International Lease Finance Corp.
8.75%, 03/15/17	5,000	5,040,350
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	2,728	2,729,902
FRN, (3 mo. LIBOR US + 1.400%)
2.29%, 11/09/17	5,000	5,029,650

		35,604,299

Security	Principal (000s)	Value
ELECTRIC — 0.93%
Dominion Resources Inc./VA
1.88%, 12/15/18[a]	$10,000	$9,981,930
1.88%, 01/15/19	4,845	4,847,025
Duke Energy Corp.
1.63%, 08/15/17	1,892	1,893,644
Duke Energy Florida LLC
Series A
5.80%, 09/15/17	5,000	5,142,635
Virginia Electric & Power Co.
5.40%, 04/30/18	800	836,935

		22,702,169
FOOD — 1.13%
Kraft Heinz Foods Co.
2.25%, 06/05/17	2,500	2,508,740
Wm Wrigley Jr Co.
2.00%, 10/20/17[a]	25,000	25,113,175

		27,621,915
HEALTH CARE — PRODUCTS — 0.66%
Becton Dickinson and Co.
1.80%, 12/15/17	5,000	5,012,815
Covidien International Finance SA
6.00%, 10/15/17[c]	8,510	8,799,502
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17[c]	2,250	2,250,612

		16,062,929
HEALTH CARE — SERVICES — 1.60%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	5,066	5,069,921
Coventry Health Care Inc.
5.95%, 03/15/17	11,271	11,332,765
UnitedHealth Group Inc.
1.45%, 07/17/17	19,700	19,731,540
6.00%, 06/15/17	3,018	3,072,094

		39,206,320
HOUSEWARES — 0.20%
Newell Brands Inc.
2.15%, 10/15/18	4,940	4,965,471
INSURANCE — 2.54%
American International Group Inc.
5.85%, 01/16/18	14,156	14,724,675
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.690%)
1.65%, 03/15/19	10,000	10,109,040

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	$12,177	$12,237,288
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.430%)
1.42%, 12/19/18[a,c]	15,000	15,031,875
Voya Financial Inc.
2.90%, 02/15/18	10,000	10,106,990

		62,209,868
LEISURE TIME — 0.79%
Carnival Corp.
1.88%, 12/15/17	19,400	19,475,020

		19,475,020
MACHINERY — 0.25%
John Deere Capital Corp.
1.95%, 12/13/18	6,000	6,033,708
MANUFACTURING — 0.31%
General Electric Co.
2.30%, 01/14/19[c]	7,500	7,607,520

		7,607,520
MEDIA — 0.38%
Comcast Corp.
6.30%, 11/15/17	9,000	9,353,952

		9,353,952
MINING — 0.20%
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	5,000	5,024,275

		5,024,275
OIL & GAS — 0.96%
Apache Corp.
7.00%, 02/01/18	7,000	7,352,961
BP Capital Markets PLC
2.24%, 09/26/18	10,000	10,080,140
Canadian Natural Resources Ltd.
1.75%, 01/15/18	6,000	5,997,312

		23,430,413
PHARMACEUTICALS — 1.35%
AbbVie Inc.
1.80%, 05/14/18[c]	7,000	7,010,318
Actavis Funding SCS
2.35%, 03/12/18[c]	15,000	15,093,915
FRN, (3 mo. LIBOR US + 1.080%)
2.03%, 03/12/18	2,000	2,013,180

Security	Principal (000s)	Value
Actavis Inc.
1.88%, 10/01/17	$9,000	$9,017,235

		33,134,648
PIPELINES — 1.02%
Enterprise Products Operating LLC
6.65%, 04/15/18	1,500	1,584,078
Kinder Morgan Inc./DE
2.00%, 12/01/17[c]	4,000	4,009,268
7.00%, 06/15/17	5,500	5,607,558
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	3,000	3,022,881
TransCanada PipeLines Ltd.
1.63%, 11/09/17	3,000	2,999,586
1.88%, 01/12/18	7,800	7,819,586

		25,042,957
REAL ESTATE INVESTMENT TRUSTS — 1.45%
ERP Operating LP
5.75%, 06/15/17	17,174	17,447,633
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	10,000	10,079,930
Ventas Realty LP
1.25%, 04/17/17	7,920	7,917,490

		35,445,053
RETAIL — 2.38%
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	18,500	18,646,668
McDonald’s Corp.
2.10%, 12/07/18	14,000	14,098,504
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	22,000	22,044,352
1.75%, 05/30/18[c]	3,500	3,506,363

		58,295,887
SOFTWARE — 0.41%
Fidelity National Information Services Inc.
2.85%, 10/15/18	7,000	7,109,872
Oracle Corp.
2.38%, 01/15/19[c]	3,000	3,044,727

		10,154,599
TELECOMMUNICATIONS — 1.89%
AT&T Inc.
1.40%, 12/01/17	7,000	6,989,570
Deutsche Telekom International Finance BV

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.580%)
1.59%, 01/17/20[a]	$12,000	$12,015,948
Verizon Communications Inc.
1.10%, 11/01/17	2,000	1,995,462
3.65%, 09/14/18	8,000	8,256,736
FRN, (3 mo. LIBOR US + 0.400%)
1.35%, 06/09/17	3,500	3,504,396
FRN, (3 mo. LIBOR US + 0.770%)
1.76%, 06/17/19	9,000	9,080,460
FRN, (3 mo. LIBOR US + 1.750%)
2.71%, 09/14/18[c]	4,500	4,601,610

		46,444,182
TRANSPORTATION — 0.89%
FedEx Corp.
8.00%, 01/15/19	1,275	1,422,847
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	4,473	4,513,722
2.50%, 03/01/17	10,920	10,934,021
3.50%, 06/01/17	5,000	5,045,215

		21,915,805
TRUCKING & LEASING — 1.34%
Aviation Capital Group Corp.
4.63%, 01/31/18[a]	885	908,231
GATX Corp.
1.25%, 03/04/17	5,350	5,349,882
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.88%, 07/17/18[a]	1,825	1,846,829
3.38%, 03/15/18[a]	6,000	6,101,484
3.75%, 05/11/17[a]	18,520	18,639,751

		32,846,177

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,224,725,558)		1,226,113,680

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 7.54%
JAPAN — 3.86%
Japan Treasury Discount Bill
0.00%, 03/13/17[d]	JPY	3,500,000	$31,097,659
0.00%, 05/12/17[d]	JPY	3,150,000	28,003,899
0.00%, 02/20/17[d]	JPY	4,000,000	35,532,969
MEXICO — 3.68%
Mexico Cetes
0.00%, 03/02/17	MXN	1,104,500	52,949,179
0.00%, 02/16/17	MXN	776,000	37,282,537

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $189,653,813)			184,866,243
REPURCHASE AGREEMENTS — 1.22%
Mizuho Securities USA Inc., 2.14%, 02/01/17[b] (Purchased on 01/31/17 to be repurchased at $30,001,783, collateralized by non-agency asset-backed security, 0.00%, due 09/01/21, par and fair value of $120,525,702 and $34,500,000, respectively)[e]		30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $30,000,000)			30,000,000
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.24%
Federal Home Loan Mortgage Corp.
1.00%, 04/27/18 (Call 04/27/17)		23,630	23,531,368
Federal National Mortgage Association
5.00%, 01/01/20		6,703	6,860,256

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $30,534,216)			30,391,624

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	30,306	$30,314,904
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	205	204,946

TOTAL MONEY MARKET FUNDS
(Cost: $30,512,114)		30,519,850

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $2,462,048,870)[i]		2,459,518,661
Other Assets, Less Liabilities — (0.30)%		(7,281,455)

NET ASSETS — 100.00%		$2,452,237,206

FRN — Floating Rate Note

Currency abbreviations:
JPY	— Japanese Yen
MXN	— Mexican Peso

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan.
[d]	Rates shown are discount rates paid at the time of purchase.
[e]	Maturity date represents next reset date.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $2,458,674,975. Net unrealized appreciation was $843,686, of which $8,684,471 represented gross unrealized appreciation on securities and $7,840,785 represented gross unrealized depreciation on securities.

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	41,046,365	MXN	776,000,000	GS	02/16/2017	$3,741,632
USD	36,915,183	JPY	4,000,000,000	GS	02/21/2017	1,365,645
USD	53,628,342	MXN	1,104,500,000	GS	03/02/2017	636,803

						5,744,080

USD	30,697,303	JPY	3,500,000,000	HSBC	03/13/2017	(434,526)
USD	27,153,665	JPY	3,150,000,000	DB	05/12/2017	(944,881)

						(1,379,407)

			Net unrealized appreciation			$4,364,673

Counterparties:

DB — Deutsche Bank AG London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

Currency abbreviations:

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$660,901,273	$101,095,117	$761,996,390
Certificates of deposit	—	38,040,664	—	38,040,664
Collateralized mortgage obligations	—	108,987,230	—	108,987,230
Commercial paper	—	48,602,980	—	48,602,980
Corporate bonds & notes	—	1,226,113,680	—	1,226,113,680
Foreign government obligations	—	184,866,243	—	184,866,243
Repurchase agreements	—	30,000,000	—	30,000,000
U.S. government & agency obligations	—	30,391,624	—	30,391,624
Money market funds	30,519,850	—	—	30,519,850

Total	$30,519,850	$2,327,903,694	$101,095,117	$2,459,518,661

Derivative financial instruments:[a]
Assets:
Forward currency contracts	$—	$5,744,080	$—	$5,744,080
Liabilities:
Forward currency contracts	—	(1,379,407)	—	(1,379,407)

Total	$—	$4,364,673	$—	$4,364,673

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2017

The following table includes a rollforward for the period ended January 31, 2017 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset- Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$35,871,580	$3,410,000
Realized gain (loss) and change in unrealized appreciation/depreciation	60,052	—
Purchases	80,162,435	—
Sales	—	—
Transfers ina	—	—
Transfers out[a]	(14,998,950)	(3,410,000)

Balance at end of period	$101,095,117	$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$19,593	$(8,320)

[a]	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on observable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

44

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 99.89%

ALABAMA — 0.47%
Tuscaloosa City Board of Education RB
5.00%, 08/01/19	$150	$163,233

163,233
ARIZONA — 1.31%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17	(AGM)	455	458,886

458,886
ARKANSAS — 0.41%
City of Little Rock AR Sewer Revenue RB
1.15%, 12/01/18	145	144,530

144,530
COLORADO — 0.84%
State of Colorado Department of Transportation COP
5.00%, 06/15/19	270	292,777

292,777
FLORIDA — 3.45%
Village Community Development District No. 7 RB
3.00%, 05/01/17	585	586,615
Volusia County Educational Facility Authority RB
3.00%, 10/15/17	110	111,083
5.00%, 06/01/17	500	506,660

1,204,358
GEORGIA — 4.93%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,721,454

1,721,454
ILLINOIS — 6.76%
Illinois Finance Authority RB
3.00%, 11/15/17	150	152,214
4.00%, 09/01/17	100	101,475
4.00%, 09/01/18	150	155,205
4.00%, 11/15/18	100	104,526
4.00%, 09/01/19	145	152,163

Security		Principal (000s)	Value
5.00%, 08/15/17		$375	$382,253
Series A
5.00%, 10/01/20		100	111,359
Illinois State University RB
2.00%, 04/01/17 (AGM)		1,200	1,201,848

			2,361,043
INDIANA — 0.30%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series B
4.00%, 10/01/18		100	104,562

			104,562

KENTUCKY — 1.18%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18		400	410,992

			410,992

LOUISIANA — 0.82%
City of Ruston LA RB
2.00%, 06/01/18	(AGM)	185	186,747
Louisiana Public Facilities Authority RB
0.61%, 12/01/43	(Call 01/31/17)	100	100,000

			286,747

MARYLAND — 0.69%
Maryland Health & Higher Educational Facilities Authority RB
Series B
3.00%, 07/01/18		235	240,445

			240,445

MICHIGAN — 7.81%
County of Genesee MI GOL
Series B
5.00%, 02/01/19	(BAM)	100	106,465
Lawton Community Schools GO
2.00%, 05/01/17		605	606,724
Macomb Township Building Authority RB
3.00%, 04/01/17		500	501,770
3.00%, 04/01/18		500	510,890
Michigan Strategic Fund RB
5.00%, 03/01/17		1,000	1,003,440

			2,729,289

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2017

Security		Principal (000s)	Value
NEW JERSEY — 28.78%
City of Cape May NJ GO
2.00%, 07/14/17		$1,100	$1,104,367
City of Newark NJ RB
5.00%, 09/01/17		2,000	2,037,440
County of Passaic NJ GO
Series A
2.00%, 12/11/17		1,000	1,008,240
Hudson County Improvement Authority RB
Series B-1
2.00%, 06/27/17	(GTD)	500	501,980
New Jersey Economic Development Authority RB
Series A
3.00%, 07/15/17		150	150,645
5.00%, 05/01/17		1,240	1,249,226
Series EE
5.00%, 09/01/17	(ETM)	610	624,683
New Jersey Educational Facilities Authority RB
Series F
4.00%, 07/01/20		255	272,893
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19		160	173,478
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17		2,350	2,410,935
Series A-1
5.00%, 06/15/19		495	524,126

			10,058,013

NEW YORK — 10.23%
Corning City School District
2.00%, 06/22/17	(SAW)	1,000	1,002,990
County of Broome NY GOL
2.00%, 05/05/17		1,000	1,002,580
Elmira City School District GO
5.00%, 06/15/17		300	304,569
New York State Dormitory Authority RB Series K
4.00%, 10/01/18		225	234,808
Troy Capital Resource Corp. RB
5.00%, 09/01/18		975	1,030,750

			3,575,697

Security		Principal (000s)	Value
NORTH CAROLINA — 0.69%
Charlotte-Mecklenburg Hospital Authority (The) RB
5.00%, 01/15/19		$225	$241,130

			241,130

OHIO — 4.90%
City of Avon OH Water System Revenue RB
Series 2
0.85%, 02/02/17		1,000	1,000,000
Urbana City School District GO
5.00%, 12/01/17		690	712,163

			1,712,163

OKLAHOMA — 4.58%
Cleveland County Justice Authority RB
3.00%, 03/01/17		1,205	1,207,097
Norman Regional Hospital Authority RB
4.00%, 09/01/18		380	394,193

			1,601,290

PENNSYLVANIA — 10.68%
Carlisle Area School District GOL
2.00%, 09/01/19		165	167,406
Commonwealth of Pennsylvania GO Third Series
5.38%, 07/01/18	(AGM)	1,000	1,059,480
Montgomery County Industrial Development Authority/PA RB
0.78%, 11/15/29	(Call 02/01/17) (AGC)	700	700,000
Pennsylvania Economic Development Financing Authority RB
4.00%, 03/15/19		1,000	1,056,060
Pottsgrove School District GOL
3.00%, 08/15/17		740	748,436

			3,731,382
RHODE ISLAND — 5.04%
Providence Redevelopment Agency RB
Series A
3.00%, 04/01/17		1,210	1,213,763
Town of Coventry RI GO
4.00%, 03/15/17		545	547,082

			1,760,845

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2017

Security	Principal (000s)	Value
TENNESSEE — 0.74%
Knox County Health Educational & Housing Facility Board RB
4.00%, 09/01/18	$250	$258,860

258,860

TEXAS — 0.94%
Harris County Hospital District RB
5.00%, 02/15/20	300	328,500

328,500

WASHINGTON — 2.90%
Tobacco Settlement Authority RB
5.00%, 06/01/17	1,000	1,013,190

1,013,190

WEST VIRGINIA — 0.97%
Berkeley County Public Service District RB
2.00%, 12/01/17	335	337,362

337,362

WYOMING — 0.47%
Wyoming Municipal Power Agency Inc. RB
Series A
4.00%, 01/01/18	(BAM)	160	164,070

164,070

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $34,964,794)	34,900,818

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Liquidity Funds MuniCash Portfolio
0.50%[a,b]	99	$98,955

		98,955

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,946)		98,955

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $35,063,740)[c]		34,999,773
Other Assets, Less Liabilities — (0.17)%		(58,407)

NET ASSETS — 100.00%		$34,941,366

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commenwealth, Country or State

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGC  —  Assured Guaranty Corp.

BAM  —  Build America Mutual Assurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $35,063,740. Net unrealized depreciation was $63,967, of which $12,736 represented gross unrealized appreciation on securities and $76,703 represented gross unrealized depreciation on securities.

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal debt obligations	$—	$34,900,818	$—	$34,900,818
Money market funds	98,955	—	—	98,955

Total	$98,955	$34,900,818	$—	$34,999,773

48

Schedule of Investments  (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.60%
Honda Auto Receivables Owner Trust
Series 2016-2, Class A2
1.13%, 09/17/18 (Call 07/15/19)	$120	$120,000

TOTAL ASSET-BACKED SECURITIES
(Cost: $119,997)		120,000

CERTIFICATES OF DEPOSIT — 26.51%
Cooperatieve Rabobank UA/NV
1.42%, 09/08/17	500	500,691
Credit Suisse AG/New York NY
1.48%, 04/24/17	500	500,613
Dexia Credit Local SA/New York NY
1.33%, 05/24/17	350	350,300
Mizuho Bank Ltd./NY
1.45%, 04/24/17	600	600,535
Natixis SA
1.56%, 09/18/17	250	250,325
Norinchukin Bank (The)
1.55%, 09/22/17	250	250,284
Royal Bank of Canada
1.32%, 03/10/17	350	350,199
Svenska Handelsbanken AB
1.44%, 04/21/17	250	250,276
Toronto-Dominion Bank (The)
1.30%, 11/22/17	1,000	1,000,381
UBS AG/Stamford CT
1.41%, 05/25/17	250	250,342
1.53%, 09/01/17	250	250,288
1.57%, 09/08/17	250	250,341
Wells Fargo Bank N.A.
1.42%, 04/13/17	250	250,257
1.48%, 09/22/17	250	250,337

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $5,300,000)		5,305,169

COMMERCIAL PAPER[a] — 24.68%
Atlantic Asset Securitization LLC
0.00%, 03/01/17	350	349,747
0.00%, 03/06/17	250	249,784
AXA Financial Inc.
0.00%, 10/10/17	250	247,359
Barclays Bank PLC
0.50%, 05/19/17	1,000	996,094

Security	Principal (000s)	Value
CAFCO LLC
0.00%, 03/02/17	$500	$499,667
Commonwealth Bank of Australia
1.38%, 09/01/17	500	500,780
GlaxoSmithKline PLC
0.00%, 06/05/17	750	747,240
ING U.S. Funding LLC
1.50%, 06/23/17	250	250,375
Matchpoint Finance PLC
0.00%, 03/06/17	250	249,789
Mitsubishi UFJ Financial Group Inc.
0.00%, 06/06/17	500	498,037
Natixis SA
0.00%, 03/01/17	350	349,807

TOTAL COMMERCIAL PAPER
(Cost: $4,935,153)		4,938,679

CORPORATE BONDS & NOTES — 47.89%

AEROSPACE & DEFENSE — 2.51%
United Technologies Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.24%, 11/01/19	500	502,332

		502,332
AUTO MANUFACTURERS — 7.02%
Daimler Finance North America LLC FRN, (3 mo. LIBOR US + 0.620%)
1.51%, 10/30/19[b]	250	250,144
Ford Motor Credit Co. LLC
1.72%, 12/06/17	350	349,779
Nissan Motor Acceptance Corp. FRN, (3 mo. LIBOR US + 0.800%)
1.81%, 04/06/18[b]	300	301,545
FRN, (3 mo. LIBOR US + 1.010%)
1.96%, 03/08/19[b]	250	252,533
Toyota Motor Credit Corp. FRN, (3 mo. LIBOR US + 0.380%)
1.39%, 04/06/18	250	250,508

		1,404,509
BANKS — 24.92%
Australia & New Zealand Banking Group Ltd. FRN, (3 mo. LIBOR US + 0.440%)
1.46%, 01/16/18[b]	400	400,398

49

Schedule of Investments   (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Bank of Montreal FRN, (3 mo. LIBOR US + 0.600%)
1.55%, 12/12/19	$510	$511,193
Bank of Nova Scotia (The)
1.30%, 11/20/17	500	500,195
BNP Paribas SA
2.38%, 09/14/17	250	251,320
Citigroup Inc. FRN, (3 mo. LIBOR US + 0.860%)
1.81%, 12/07/18	400	402,007
Commonwealth Bank of Australia FRN, (3 mo. LIBOR US + 0.400%)
1.35%, 03/12/18[b]	300	300,340
JPMorgan Chase & Co. FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 04/25/18	400	400,984
JPMorgan Chase Bank N.A. FRN, (3 mo. LIBOR US + 0.450%)
1.44%, 09/21/18 (Call 08/21/18)	250	250,488
Lloyds Bank PLC
4.20%, 03/28/17	150	150,725
Macquarie Bank Ltd.
5.00%, 02/22/17[b]	325	325,728
Mizuho Bank Ltd.
1.61%, 05/17/17	600	600,848
Nordea Bank AB
1.25%, 04/04/17[b]	250	250,101
Royal Bank of Canada
2.00%, 12/10/18	390	391,707
Westpac Banking Corp. FRN, (3 mo. LIBOR US + 0.710%)
1.61%, 05/13/19	250	250,822

		4,986,856
COMPUTERS — 2.13%
Apple Inc. FRN, (3 mo. LIBOR US + 0.250%)
1.13%, 05/03/18	425	426,177

		426,177
INSURANCE — 1.08%
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	115	115,139
FRN, (3 mo. LIBOR US + 0.550%)
1.50%, 03/07/18	100	100,557

		215,696

Security	Principal or Shares (000s)	Value
MACHINERY — 1.51%
Caterpillar Financial Services Corp. FRN, (3 mo. LIBOR US + 0.700%)
1.62%, 02/23/18	$300	$301,892

		301,892
OIL & GAS — 1.76%
Exxon Mobil Corp. FRN, (3 mo. LIBOR US + 0.600%)
1.54%, 02/28/18	350	352,327

		352,327
PHARMACEUTICALS — 2.00%
Bayer U.S. Finance LLC FRN, (3 mo. LIBOR US + 0.280%)
1.29%, 10/06/17[b]	400	399,429

		399,429
RETAIL — 2.46%
CVS Health Corp.
1.90%, 07/20/18	390	391,442
Lowe’s Companies Inc. FRN, (3 mo. LIBOR US + 0.600%)
1.56%, 09/14/18	100	100,809

		492,251
SEMICONDUCTORS — 2.50%
QUALCOMM Inc.
1.40%, 05/18/18	500	499,501

		499,501

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,552,223)		9,580,970

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	21	21,403

TOTAL MONEY MARKET FUNDS
(Cost: $21,403)		21,403

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $19,928,776)[e]		19,966,221
Other Assets, Less Liabilities — 0.21%		42,140

NET ASSETS — 100.00%		$20,008,361

50

Schedule of Investments   (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2017

FRN  —  Floating Rate Note

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $19,928,776. Net unrealized appreciation was $37,445, of which $38,057 represented gross unrealized appreciation on securities and $612 represented gross unrealized depreciation on securities.

51

Schedule of Investments   (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$120,000	$—	$120,000
Certificates of deposit	—	5,305,169	—	5,305,169
Commercial paper	—	4,938,679	—	4,938,679
Corporate bonds & notes	—	9,580,970	—	9,580,970
Money market funds	21,403	—	—	21,403

Total	$21,403	$19,944,818	$—	$19,966,221

52

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 31, 2017